UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2013

1.912901.103

SUF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.6%
Autoliv, Inc.	160,900	$ 13,029,682
Cooper Tire & Rubber Co.	265,127	8,465,505
Delphi Automotive PLC	87,300	4,803,246
Johnson Controls, Inc.	194,300	7,874,979
Lear Corp.	211,400	14,533,750
The Goodyear Tire & Rubber Co. (a)	73,100	1,470,772
TRW Automotive Holdings Corp. (a)	173,300	11,969,831
		62,147,765
Automobiles - 0.7%
Ford Motor Co.	2,772,700	44,890,013
General Motors Co. (a)	441,600	15,049,728
Honda Motor Co. Ltd.	232,700	8,343,519
		68,283,260
Diversified Consumer Services - 0.1%
Hillenbrand, Inc.	232,100	5,746,796
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	11,100	481,740
International Game Technology	77,500	1,463,975
Royal Caribbean Cruises Ltd.	56,400	2,069,316
Wyndham Worldwide Corp.	5,600	332,416
		4,347,447
Household Durables - 0.8%
D.R. Horton, Inc.	1,688,048	30,131,657
Harman International Industries, Inc.	141,700	9,071,634
Jarden Corp. (a)	33,000	1,417,350
Lennar Corp. Class A	453,000	14,409,930
Newell Rubbermaid, Inc.	85,900	2,173,270
Tupperware Brands Corp.	15,700	1,268,089
Whirlpool Corp.	126,600	16,287,090
		74,759,020
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	38,500	1,754,830
Mattel, Inc.	93,300	3,778,650
		5,533,480
Media - 2.0%
DIRECTV (a)	566,400	32,953,152
Gannett Co., Inc.	496,700	11,965,503
Omnicom Group, Inc.	74,500	4,518,425
Scholastic Corp.	95,400	2,815,254
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	639,900	$ 38,925,117
Time Warner Cable, Inc.	299,070	32,105,165
Time Warner, Inc.	712,700	43,139,731
Twenty-First Century Fox, Inc. Class A	134,000	4,198,220
Viacom, Inc. Class B (non-vtg.)	301,800	24,011,208
		194,631,775
Multiline Retail - 1.0%
Big Lots, Inc. (a)	160,800	5,695,536
Dillard's, Inc. Class A	84,400	6,436,344
Kohl's Corp.	375,500	19,266,905
Macy's, Inc.	493,000	21,903,990
Nordstrom, Inc.	217,700	12,132,421
Target Corp.	481,200	30,464,772
		95,899,968
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A	158,700	5,603,697
Advance Auto Parts, Inc.	21,700	1,737,519
AutoNation, Inc. (a)	29,200	1,364,808
AutoZone, Inc. (a)	10,600	4,451,364
Bed Bath & Beyond, Inc. (a)	65,500	4,829,970
Best Buy Co., Inc.	337,500	12,150,000
CST Brands, Inc. (a)	62,555	1,845,373
GameStop Corp. Class A	34,200	1,717,182
Gap, Inc.	139,300	5,633,292
Home Depot, Inc.	204,000	15,195,960
PetSmart, Inc.	116,900	8,233,267
Ross Stores, Inc.	261,900	17,615,394
Signet Jewelers Ltd.	24,100	1,600,240
Staples, Inc.	197,700	2,750,007
		84,728,073
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	360,600	21,448,488
TOTAL CONSUMER DISCRETIONARY		617,526,072
CONSUMER STAPLES - 5.0%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR	173,400	16,186,890
Coca-Cola Enterprises, Inc.	81,600	3,051,840
Diageo PLC sponsored ADR	114,000	13,985,520
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	58,700	$ 2,627,412
Molson Coors Brewing Co. Class B	44,800	2,185,792
		38,037,454
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	70,600	7,898,022
CVS Caremark Corp.	1,239,400	71,947,170
Kroger Co.	785,200	28,738,320
Safeway, Inc.	638,200	16,529,380
Sysco Corp.	165,800	5,308,916
Wal-Mart Stores, Inc.	943,400	68,849,332
Walgreen Co.	615,300	29,577,471
		228,848,611
Food Products - 1.6%
Archer Daniels Midland Co.	718,100	25,284,301
Bunge Ltd.	174,200	13,200,876
Campbell Soup Co.	88,700	3,830,066
Dole Food Co., Inc. (a)	352,900	4,841,788
Fresh Del Monte Produce, Inc.	177,200	5,113,992
General Mills, Inc.	406,300	20,038,716
Ingredion, Inc.	260,300	16,383,282
The Hershey Co.	93,000	8,551,350
The J.M. Smucker Co.	37,000	3,927,180
Tyson Foods, Inc. Class A	1,234,300	35,732,985
Unilever NV (NY Reg.)	365,000	13,734,950
		150,639,486
Household Products - 0.3%
Energizer Holdings, Inc.	162,400	16,049,992
Procter & Gamble Co.	187,100	14,573,219
		30,623,211
Personal Products - 0.1%
Coty, Inc. Class A (a)	648,300	10,567,290
Tobacco - 0.3%
Altria Group, Inc.	571,100	19,348,868
Lorillard, Inc.	112,500	4,758,750
Reynolds American, Inc.	154,500	7,358,835
		31,466,453
TOTAL CONSUMER STAPLES		490,182,505
Common Stocks - continued
	Shares	Value
ENERGY - 9.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	18,500	$ 1,030,080
Halliburton Co.	368,236	17,675,328
Helmerich & Payne, Inc.	296,346	18,681,652
McDermott International, Inc. (a)	869,053	6,517,898
Nabors Industries Ltd.	530,500	8,169,700
National Oilwell Varco, Inc.	162,900	12,103,470
Parker Drilling Co. (a)	355,005	2,037,729
Patterson-UTI Energy, Inc.	35,200	689,568
Rowan Companies PLC (a)	5,200	184,184
Schlumberger Ltd.	374,800	30,336,312
		97,425,921
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	86,900	7,944,398
Apache Corp.	376,853	32,288,765
Chevron Corp.	1,802,900	217,123,247
ConocoPhillips	1,141,300	75,668,190
CVR Energy, Inc.	284,800	12,195,136
Denbury Resources, Inc. (a)	106,000	1,832,740
Devon Energy Corp.	294,500	16,813,005
Energen Corp.	3,000	198,930
Exxon Mobil Corp.	2,397,300	208,948,668
Hess Corp.	510,000	38,173,500
HollyFrontier Corp.	60,500	2,691,040
Marathon Oil Corp.	775,000	26,683,250
Marathon Petroleum Corp.	648,800	47,044,488
Murphy Oil Corp.	276,700	18,655,114
Occidental Petroleum Corp.	366,067	32,290,770
Phillips 66	727,500	41,540,250
Pioneer Natural Resources Co.	68,400	11,967,948
Tesoro Corp.	40,400	1,862,036
Valero Energy Corp.	725,400	25,773,462
W&T Offshore, Inc.	82,319	1,271,829
		820,966,766
TOTAL ENERGY		918,392,687
FINANCIALS - 17.3%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	612,200	52,741,030
Bank of New York Mellon Corp.	345,600	10,278,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	65,929	$ 17,162,637
Franklin Resources, Inc.	189,900	8,765,784
GFI Group, Inc.	216,900	869,769
Goldman Sachs Group, Inc.	340,900	51,861,117
Invesco Ltd.	18,500	561,660
Morgan Stanley	855,400	22,035,104
Northern Trust Corp.	68,200	3,742,134
State Street Corp.	444,000	29,623,680
		197,641,059
Commercial Banks - 4.4%
Banco Santander SA (Spain) sponsored ADR	1,289,086	9,165,401
BB&T Corp.	502,200	17,054,712
CIT Group, Inc. (a)	59,900	2,867,413
Comerica, Inc.	426,000	17,397,840
Commerce Bancshares, Inc.	27,000	1,166,130
Cullen/Frost Bankers, Inc.	17,100	1,211,364
East West Bancorp, Inc.	40,500	1,183,815
Fifth Third Bancorp	871,500	15,939,735
First Niagara Financial Group, Inc.	105,400	1,064,540
First Republic Bank	236,000	10,450,080
Huntington Bancshares, Inc.	3,583,400	29,527,216
KeyCorp	1,052,800	12,286,176
M&T Bank Corp.	94,000	10,653,960
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,750,000	10,202,500
PNC Financial Services Group, Inc.	617,000	44,590,590
Regions Financial Corp.	420,900	3,956,460
SunTrust Banks, Inc.	493,800	15,811,476
U.S. Bancorp	1,024,500	37,015,185
Wells Fargo & Co.	4,509,566	185,252,971
Zions Bancorporation	54,900	1,535,553
		428,333,117
Consumer Finance - 1.1%
American Express Co.	553,000	39,766,230
Capital One Financial Corp.	365,500	23,593,025
Discover Financial Services	587,500	27,759,375
Nelnet, Inc. Class A	162,277	6,147,053
SLM Corp.	461,200	11,064,188
		108,329,871
Diversified Financial Services - 4.1%
Bank of America Corp.	8,882,400	125,419,488
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,684,608	$ 81,417,105
JPMorgan Chase & Co.	3,746,700	189,320,751
PHH Corp. (a)	132,900	2,773,623
The NASDAQ Stock Market, Inc.	50,400	1,504,944
		400,435,911
Insurance - 4.9%
ACE Ltd.	96,600	8,473,752
AFLAC, Inc.	369,900	21,376,521
Alleghany Corp. (a)	5,000	1,935,450
Allstate Corp.	564,300	27,041,256
American Financial Group, Inc.	247,700	12,763,981
American International Group, Inc.	1,139,800	52,955,108
Arch Capital Group Ltd. (a)	39,600	2,111,076
Assurant, Inc.	327,500	17,370,600
Axis Capital Holdings Ltd.	238,300	10,244,517
Cincinnati Financial Corp.	45,900	2,096,712
Everest Re Group Ltd.	91,100	12,476,145
Genworth Financial, Inc. Class A (a)	254,600	3,004,280
Hanover Insurance Group, Inc.	130,400	6,946,408
Hartford Financial Services Group, Inc.	347,900	10,297,840
HCC Insurance Holdings, Inc.	44,800	1,890,560
Lincoln National Corp.	693,493	29,154,446
Loews Corp.	294,700	13,102,362
MetLife, Inc.	346,500	16,004,835
Montpelier Re Holdings Ltd.	187,300	4,654,405
Old Republic International Corp.	10,900	154,780
PartnerRe Ltd.	167,100	14,562,765
Principal Financial Group, Inc.	88,000	3,600,960
ProAssurance Corp.	188,800	8,900,032
Progressive Corp.	275,000	6,894,250
Prudential Financial, Inc.	900,600	67,436,928
Reinsurance Group of America, Inc.	28,000	1,814,680
RenaissanceRe Holdings Ltd.	38,200	3,338,680
The Chubb Corp.	601,591	50,034,323
The Travelers Companies, Inc.	603,400	48,211,660
Torchmark Corp.	79,000	5,442,310
Tower Group International Ltd.	199,861	2,824,036
Unum Group	446,000	13,170,380
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	57,100	$ 2,347,952
XL Group PLC Class A	86,300	2,551,028
		485,185,018
Real Estate Investment Trusts - 0.8%
American Tower Corp.	301,200	20,930,388
DDR Corp.	528,600	8,203,872
Extra Space Storage, Inc.	319,400	13,168,862
Simon Property Group, Inc.	123,500	17,985,305
SL Green Realty Corp.	94,300	8,222,017
Weyerhaeuser Co.	332,700	9,109,326
		77,619,770
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	18,400	269,560
People's United Financial, Inc.	98,500	1,400,670
		1,670,230
TOTAL FINANCIALS		1,699,214,976
HEALTH CARE - 8.8%
Biotechnology - 0.9%
Amgen, Inc.	640,900	69,819,646
United Therapeutics Corp. (a)	205,300	14,557,823
		84,377,469
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	653,000	21,764,490
Baxter International, Inc.	496,100	34,508,716
Becton, Dickinson & Co.	60,700	5,910,966
Boston Scientific Corp. (a)	394,500	4,173,810
CareFusion Corp. (a)	56,600	2,029,110
Covidien PLC	586,065	34,812,261
Medtronic, Inc.	699,800	36,214,650
St. Jude Medical, Inc.	401,400	20,234,574
Stryker Corp.	112,600	7,531,814
Varian Medical Systems, Inc. (a)	29,700	2,092,365
Zimmer Holdings, Inc.	353,800	27,982,042
		197,254,798
Health Care Providers & Services - 2.5%
Aetna, Inc.	429,600	27,232,344
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	101,800	$ 5,118,504
CIGNA Corp.	85,000	6,688,650
Community Health Systems, Inc.	334,361	13,127,013
Humana, Inc.	185,800	17,108,464
Laboratory Corp. of America Holdings (a)	27,700	2,651,444
LifePoint Hospitals, Inc. (a)	144,200	6,522,166
McKesson Corp.	137,000	16,633,170
Quest Diagnostics, Inc.	280,088	16,418,759
UnitedHealth Group, Inc.	1,111,000	79,703,140
Universal Health Services, Inc. Class B	380,500	25,778,875
WellPoint, Inc.	349,000	29,713,860
		246,696,389
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	102,600	4,785,264
Thermo Fisher Scientific, Inc.	319,129	28,348,229
		33,133,493
Pharmaceuticals - 3.0%
AbbVie, Inc.	633,200	26,980,652
Eli Lilly & Co.	327,300	16,823,220
Endo Health Solutions, Inc. (a)	131,000	5,382,790
Forest Laboratories, Inc. (a)	149,600	6,362,488
Mallinckrodt PLC (a)	20,250	883,913
Merck & Co., Inc.	2,085,100	98,604,379
Mylan, Inc. (a)	114,900	4,060,566
Pfizer, Inc.	4,915,700	138,671,897
		297,769,905
TOTAL HEALTH CARE		859,232,054
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
Engility Holdings, Inc. (a)	35,083	1,180,894
Exelis, Inc.	190,900	2,808,139
General Dynamics Corp.	500,500	41,666,625
Honeywell International, Inc.	201,000	15,993,570
L-3 Communications Holdings, Inc.	343,800	31,055,454
Lockheed Martin Corp.	191,100	23,394,462
Northrop Grumman Corp.	336,400	31,039,628
Raytheon Co.	356,700	26,898,747
Rockwell Collins, Inc.	40,400	2,859,108
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	75,400	$ 2,031,276
United Technologies Corp.	315,700	31,601,570
		210,529,473
Air Freight & Logistics - 0.3%
FedEx Corp.	89,900	9,651,664
United Parcel Service, Inc. Class B	204,400	17,492,552
		27,144,216
Airlines - 0.2%
Alaska Air Group, Inc.	242,600	13,736,012
Delta Air Lines, Inc.	202,200	3,989,406
SkyWest, Inc.	168,498	2,171,939
Southwest Airlines Co.	208,100	2,665,761
		22,563,118
Building Products - 0.3%
Owens Corning (a)	734,300	27,492,192
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	7,543,395
R.R. Donnelley & Sons Co.	640,600	10,685,208
Republic Services, Inc.	102,800	3,342,028
The Brink's Co.	157,000	4,055,310
		25,625,941
Construction & Engineering - 0.2%
Fluor Corp.	46,300	2,936,809
KBR, Inc.	222,800	6,652,808
Quanta Services, Inc. (a)	57,400	1,500,436
Tutor Perini Corp. (a)	185,700	3,561,726
URS Corp.	189,300	9,374,136
		24,025,915
Electrical Equipment - 0.2%
Emerson Electric Co.	215,000	12,979,550
Rockwell Automation, Inc.	41,600	4,044,768
		17,024,318
Industrial Conglomerates - 1.5%
3M Co.	193,800	22,011,804
General Electric Co.	5,296,900	122,570,266
		144,582,070
Machinery - 1.8%
AGCO Corp.	241,800	13,676,208
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	189,400	$ 15,633,076
Cummins, Inc.	56,500	6,960,800
Deere & Co.	521,500	43,618,260
Dover Corp.	50,500	4,295,025
Illinois Tool Works, Inc.	130,700	9,341,129
Ingersoll-Rand PLC	89,000	5,263,460
Lincoln Electric Holdings, Inc.	23,300	1,456,949
Oshkosh Truck Corp. (a)	3,600	161,712
Parker Hannifin Corp.	240,200	24,007,990
Pentair Ltd.	141,300	8,493,543
Snap-On, Inc.	17,400	1,628,640
SPX Corp.	307,937	22,799,655
Stanley Black & Decker, Inc.	47,400	4,041,324
Timken Co.	187,700	10,522,462
WABCO Holdings, Inc. (a)	18,600	1,450,614
		173,350,847
Professional Services - 0.0%
Dun & Bradstreet Corp.	12,600	1,253,448
Manpower, Inc.	23,000	1,491,550
		2,744,998
Road & Rail - 0.1%
CSX Corp.	290,900	7,159,049
Norfolk Southern Corp.	93,800	6,768,608
		13,927,657
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	9,305,670
TAL International Group, Inc.	153,500	6,569,800
		15,875,470
TOTAL INDUSTRIALS		704,886,215
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	4,664,200	108,722,502
Harris Corp.	273,700	15,499,631
Juniper Networks, Inc. (a)	143,800	2,717,820
		126,939,953
Computers & Peripherals - 1.5%
Apple, Inc.	77,300	37,648,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	1,093,200	$ 28,182,696
Hewlett-Packard Co.	1,486,800	33,215,112
NetApp, Inc.	194,200	8,067,068
SanDisk Corp.	68,300	3,768,794
Seagate Technology	502,900	19,271,128
Western Digital Corp.	260,500	16,151,000
		146,304,763
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	31,200	1,448,304
Avnet, Inc.	71,700	2,764,752
Corning, Inc.	2,918,746	40,979,194
Jabil Circuit, Inc.	57,600	1,314,432
Molex, Inc.	40,900	1,186,918
TE Connectivity Ltd.	941,700	46,143,300
Tech Data Corp. (a)	119,000	5,850,040
Vishay Intertechnology, Inc. (a)	255,200	3,126,200
		102,813,140
Internet Software & Services - 0.3%
eBay, Inc. (a)	321,000	16,046,790
Yahoo!, Inc. (a)	333,500	9,044,520
		25,091,310
IT Services - 0.4%
Amdocs Ltd.	363,200	13,387,552
Computer Sciences Corp.	44,700	2,241,705
CSG Systems International, Inc.	185,800	4,373,732
Global Payments, Inc.	22,700	1,081,655
IBM Corp.	50,000	9,113,500
The Western Union Co.	156,700	2,746,951
Visa, Inc. Class A	49,400	8,616,348
		41,561,443
Office Electronics - 0.2%
Xerox Corp.	2,180,000	21,756,400
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	2,363,586	51,951,620
KLA-Tencor Corp.	49,400	2,724,410
Marvell Technology Group Ltd.	146,500	1,774,115
NVIDIA Corp.	164,200	2,421,950
Texas Instruments, Inc.	283,000	10,810,600
		69,682,695
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.8%
Activision Blizzard, Inc.	306,400	$ 5,000,448
Adobe Systems, Inc. (a)	247,000	11,300,250
CA Technologies, Inc.	134,900	3,945,825
Microsoft Corp.	2,199,000	73,446,600
Oracle Corp.	1,771,501	56,440,022
Symantec Corp.	1,003,900	25,709,879
		175,843,024
TOTAL INFORMATION TECHNOLOGY		709,992,728
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	62,000	6,332,680
Albemarle Corp.	26,200	1,634,094
Ashland, Inc.	93,600	8,162,856
Cabot Corp.	239,100	9,561,609
Celanese Corp. Class A	45,300	2,230,572
CF Industries Holdings, Inc.	55,600	10,582,904
E.I. du Pont de Nemours & Co.	252,300	14,285,226
Eastman Chemical Co.	347,700	26,425,200
Ecolab, Inc.	143,700	13,126,995
Huntsman Corp.	707,900	12,388,250
LyondellBasell Industries NV Class A	171,400	12,023,710
NewMarket Corp.	3,800	1,041,884
Potash Corp. of Saskatchewan, Inc.	593,100	17,540,174
Stepan Co.	141,400	7,980,616
Syngenta AG (Switzerland)	32,800	12,844,338
The Dow Chemical Co.	308,000	11,519,200
Westlake Chemical Corp.	19,000	1,922,420
		169,602,728
Construction Materials - 0.2%
Eagle Materials, Inc.	203,800	13,075,808
Containers & Packaging - 0.2%
Ball Corp.	93,300	4,144,386
Crown Holdings, Inc. (a)	48,300	2,099,118
Owens-Illinois, Inc. (a)	49,000	1,391,110
Rock-Tenn Co. Class A	67,200	7,466,592
Sonoco Products Co.	30,200	1,124,346
		16,225,552
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	205,700	$ 6,216,254
Newmont Mining Corp.	153,500	4,876,695
Nucor Corp.	38,900	1,769,561
Steel Dynamics, Inc.	620,300	9,465,778
		22,328,288
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	199,000	11,396,730
TOTAL MATERIALS		232,629,106
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,268,300	42,906,589
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	336,000	10,869,600
TOTAL TELECOMMUNICATION SERVICES		53,776,189
UTILITIES - 1.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	661,000	28,290,800
Edison International	141,500	6,493,435
Entergy Corp.	199,100	12,589,093
NextEra Energy, Inc.	339,900	27,314,364
Northeast Utilities	89,400	3,662,718
Pinnacle West Capital Corp.	31,200	1,693,224
Portland General Electric Co.	221,500	6,381,415
Westar Energy, Inc.	36,000	1,119,960
		87,545,009
Gas Utilities - 0.0%
Atmos Energy Corp.	28,200	1,137,870
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	982,300	12,485,033
Multi-Utilities - 0.4%
Alliant Energy Corp.	33,000	1,637,130
Ameren Corp.	62,700	2,119,887
DTE Energy Co.	54,100	3,617,667
Integrys Energy Group, Inc.	23,400	1,308,528
MDU Resources Group, Inc.	53,300	1,423,110
Public Service Enterprise Group, Inc.	577,800	18,732,276
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	56,700	$ 4,786,614
Wisconsin Energy Corp.	196,315	8,056,768
		41,681,980
Water Utilities - 0.0%
American Water Works Co., Inc.	48,700	1,984,038
TOTAL UTILITIES		144,833,930
TOTAL COMMON STOCKS (Cost $4,917,769,129)		6,430,666,462
Equity Funds - 30.9%

Large Value Funds - 24.1%
American Beacon Large Cap Value Fund Institutional Class	19,144,141	495,833,241
ASTON/River Road Dividend All Cap Value Fund Class N	14,662,482	188,266,268
Invesco Diversified Dividend Fund - Class A	30,520,360	474,591,594
John Hancock Classic Value Fund Class I	2,279,251	48,935,520
John Hancock Disciplined Value Fund Class I	39,551,502	664,465,232
JPMorgan Value Advantage Fund Select Class	19,814,420	493,973,488
TOTAL LARGE VALUE FUNDS		2,366,065,343
Mid-Cap Blend Funds - 3.8%
Fidelity Low-Priced Stock Fund (c)	7,952,155	373,592,256
Mid-Cap Value Funds - 3.0%
T. Rowe Price Mid Cap Value Fund	10,458,566	289,911,439
TOTAL EQUITY FUNDS (Cost $2,489,955,266)		3,029,569,038
Money Market Funds - 2.9%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $282,245,106)	282,245,106	$ 282,245,106
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,689,969,501)		9,742,480,606
NET OTHER ASSETS (LIABILITIES) - 0.6%		59,356,501
NET ASSETS - 100%		$ 9,801,837,107
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,414 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 115,332,910	$ 1,584,758
1,165 ICE Russell 1000 Value Index Contracts	Sept. 2013	96,473,650	(2,988,990)
TOTAL EQUITY INDEX CONTRACTS		$ 211,806,560	$ (1,404,232)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 353,763,891	$ 9,000,000	$ -	$ -	$ 373,592,256
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 617,526,072	$ 609,182,553	$ 8,343,519	$ -
Consumer Staples	490,182,505	490,182,505	-	-
Energy	918,392,687	918,392,687	-	-
Financials	1,699,214,976	1,699,214,976	-	-
Health Care	859,232,054	859,232,054	-	-
Industrials	704,886,215	704,886,215	-	-
Information Technology	709,992,728	709,992,728	-	-
Materials	232,629,106	219,784,768	12,844,338	-
Telecommunication Services	53,776,189	53,776,189	-	-
Utilities	144,833,930	144,833,930	-	-
Equity Funds	3,029,569,038	3,029,569,038	-	-
Money Market Funds	282,245,106	282,245,106	-	-
Total Investments in Securities:	$ 9,742,480,606	$ 9,721,292,749	$ 21,187,857	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,584,758	$ 1,584,758	$ -	$ -
Liabilities
Futures Contracts	(2,988,990)	(2,988,990)	-	-
Total Derivative Instruments:	$ (1,404,232)	$ (1,404,232)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $7,697,291,351. Net unrealized appreciation aggregated $2,045,189,255, of which $2,125,436,035 related to appreciated investment securities and $80,246,780 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2013

1.902943.103

SAI-COR-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Delphi Automotive PLC	224,212	$ 12,336,144
Johnson Controls, Inc.	141,200	5,722,836
TRW Automotive Holdings Corp. (a)	51,200	3,536,384
		21,595,364
Automobiles - 0.3%
Ford Motor Co.	639,038	10,346,025
General Motors Co. (a)	342,800	11,682,624
Harley-Davidson, Inc.	109,610	6,574,408
		28,603,057
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	231,000	1,340,912
H&R Block, Inc.	122,259	3,412,249
Kroton Educacional SA	77,800	1,043,442
		5,796,603
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	81,114	3,243,749
Carnival Corp. unit	233,000	8,408,970
Chipotle Mexican Grill, Inc. (a)	14,800	6,040,916
Las Vegas Sands Corp.	136,900	7,714,315
McDonald's Corp.	62,200	5,869,192
Panera Bread Co. Class A (a)	13,300	2,181,466
Starbucks Corp.	198,362	13,988,488
Starwood Hotels & Resorts Worldwide, Inc.	93,000	5,946,420
Texas Roadhouse, Inc. Class A	46,614	1,158,358
Tim Hortons, Inc.	66,200	3,627,098
Wyndham Worldwide Corp.	43,358	2,573,731
Yum! Brands, Inc.	40,771	2,854,785
		63,607,488
Household Durables - 0.2%
Harman International Industries, Inc.	38,300	2,451,966
Lennar Corp. Class A	71,300	2,268,053
Mohawk Industries, Inc. (a)	94,046	11,049,465
Taylor Morrison Home Corp.	215,841	4,448,483
Taylor Wimpey PLC	502,708	774,372
Whirlpool Corp.	10,647	1,369,737
		22,362,076
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	114,093	32,057,851
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	27,000	$ 7,665,570
priceline.com, Inc. (a)	29,874	28,037,645
		67,761,066
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	31,819	629,963
Hasbro, Inc.	74,700	3,404,826
Mattel, Inc.	65,900	2,668,950
Polaris Industries, Inc.	13,650	1,490,717
		8,194,456
Media - 3.9%
CBS Corp. Class B	663,166	33,887,783
Comcast Corp.:
Class A	2,689,487	113,200,508
Class A (special) (non-vtg.)	283,650	11,555,901
DIRECTV (a)	271,684	15,806,575
Discovery Communications, Inc. Class C (non-vtg.) (a)	111,000	7,899,870
Interpublic Group of Companies, Inc.	171,000	2,688,120
Ipsos SA	10,327	396,631
Liberty Media Corp. Class A (a)	121,673	16,605,931
MDC Partners, Inc. Class A (sub. vtg.)	96,366	2,156,671
News Corp. Class B (a)	999,961	15,839,382
Omnicom Group, Inc.	26,098	1,582,844
Pico Far East Holdings Ltd.	68,000	22,186
Smiles SA	78,425	903,911
The Walt Disney Co.	302,803	18,419,506
Time Warner Cable, Inc.	359,567	38,599,517
Time Warner, Inc.	731,988	44,307,234
Twenty-First Century Fox, Inc. Class A	613,826	19,231,169
Valassis Communications, Inc.	12,760	351,538
Viacom, Inc. Class B (non-vtg.)	812,296	64,626,270
		408,081,547
Multiline Retail - 0.6%
Dollar General Corp. (a)	205,253	11,077,504
Dollar Tree, Inc. (a)	147,300	7,762,710
Kohl's Corp.	122,100	6,264,951
Macy's, Inc.	659,944	29,321,312
Target Corp.	107,100	6,780,501
The Bon-Ton Stores, Inc.	17,827	196,275
		61,403,253
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	91,899	$ 1,329,779
AutoZone, Inc. (a)	83,185	34,932,709
Bed Bath & Beyond, Inc. (a)	124,050	9,147,447
Best Buy Co., Inc.	6,900	248,400
Body Central Corp. (a)	40,752	246,142
CarMax, Inc. (a)	251,600	11,966,096
Express, Inc. (a)	46,992	986,362
Foot Locker, Inc.	23,296	750,131
GNC Holdings, Inc.	20,500	1,042,835
Home Depot, Inc.	595,370	44,349,111
Kingfisher PLC	137,100	817,986
L Brands, Inc.	150,110	8,610,310
Lowe's Companies, Inc.	219,153	10,041,590
OfficeMax, Inc.	82,322	894,840
Rent-A-Center, Inc.	59,372	2,227,044
Ross Stores, Inc.	306,330	20,603,756
Staples, Inc.	178,213	2,478,943
TJX Companies, Inc.	318,124	16,771,497
		167,444,978
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	14,575	769,706
Fossil Group, Inc. (a)	29,200	3,391,288
Kering SA	5,850	1,321,339
Kering SA rights 10/1/13 (a)	5,850	15,463
lululemon athletica, Inc. (a)	38,400	2,720,256
NIKE, Inc. Class B	155,869	9,791,691
PVH Corp.	152,459	19,629,096
Ralph Lauren Corp.	19,900	3,291,659
VF Corp.	7,626	1,427,663
		42,358,161
TOTAL CONSUMER DISCRETIONARY		897,208,049
CONSUMER STAPLES - 5.3%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	25,400	2,368,832
Beam, Inc.	9,287	581,831
Coca-Cola Enterprises, Inc.	157,113	5,876,026
Constellation Brands, Inc. Class A (sub. vtg.) (a)	137,518	7,460,352
Cott Corp.	99,200	794,881
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	133,062	$ 5,955,855
Molson Coors Brewing Co. Class B	243,838	11,896,856
Monster Beverage Corp. (a)	110,304	6,330,347
PepsiCo, Inc.	1,298,481	103,527,890
SABMiller PLC	21,000	1,000,393
The Coca-Cola Co.	722,436	27,582,606
		173,375,869
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	92,000	10,292,040
CVS Caremark Corp.	775,103	44,994,729
Kroger Co.	320,330	11,724,078
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	15,846	797,961
Sysco Corp.	150,575	4,821,412
Wal-Mart Stores, Inc.	613,594	44,780,090
Walgreen Co.	83,901	4,033,121
Whole Foods Market, Inc.	144,900	7,643,475
		129,086,906
Food Products - 0.9%
Amira Nature Foods Ltd.	55,829	528,142
Archer Daniels Midland Co.	223,987	7,886,582
Bunge Ltd.	17,150	1,299,627
ConAgra Foods, Inc.	509,916	17,245,359
General Mills, Inc.	233,300	11,506,356
Green Mountain Coffee Roasters, Inc. (a)	30,273	2,612,863
Hilton Food Group PLC	66,143	444,089
Ingredion, Inc.	23,545	1,481,922
Kellogg Co.	227,790	13,829,131
Kraft Foods Group, Inc.	364,399	18,864,936
Marine Harvest ASA	840,072	780,380
Mead Johnson Nutrition Co. Class A	14,104	1,058,223
Mondelez International, Inc.	542,310	16,632,648
The J.M. Smucker Co.	27,660	2,935,832
		97,106,090
Household Products - 0.7%
Colgate-Palmolive Co.	82,900	4,789,133
Energizer Holdings, Inc.	82,982	8,201,111
Henkel AG & Co. KGaA	60,004	4,878,007
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	696,809	$ 54,274,453
Svenska Cellulosa AB (SCA) (B Shares)	62,400	1,524,374
		73,667,078
Personal Products - 0.1%
Avon Products, Inc.	444,800	8,793,696
Hengan International Group Co. Ltd.	57,000	624,435
Herbalife Ltd.	17,600	1,073,776
		10,491,907
Tobacco - 0.6%
Altria Group, Inc.	69,700	2,361,436
British American Tobacco PLC (United Kingdom)	31,300	1,582,673
Japan Tobacco, Inc.	102,900	3,475,432
Philip Morris International, Inc.	697,386	58,189,888
		65,609,429
TOTAL CONSUMER STAPLES		549,337,279
ENERGY - 6.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	104,400	4,853,556
BW Offshore Ltd.	776,546	921,219
Cameron International Corp. (a)	157,978	8,971,571
Ensco PLC Class A	76,457	4,247,951
Essential Energy Services Ltd.	329,200	837,611
Frank's International NV	61,403	1,701,477
Halliburton Co.	58,770	2,820,960
McDermott International, Inc. (a)	70,500	528,750
National Oilwell Varco, Inc.	785,967	58,397,348
Noble Corp.	38,200	1,421,040
Schlumberger Ltd.	680,994	55,119,654
ShawCor Ltd. Class A	15,900	631,441
Vantage Drilling Co. (a)	637,946	1,097,267
Xtreme Drilling & Coil Services Corp. (a)	309,500	925,591
Xtreme Drilling & Coil Services Corp. (e)	94,800	283,509
		142,758,945
Oil, Gas & Consumable Fuels - 4.6%
Access Midstream Partners LP	35,143	1,602,872
Americas Petrogas, Inc. (a)(e)(f)	224,300	240,633
Anadarko Petroleum Corp.	137,794	12,597,127
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	341,873	$ 29,291,679
Ardmore Shipping Corp.	51,800	707,588
Atlas Energy LP	7,165	358,465
Atlas Pipeline Partners LP	36,941	1,433,311
BPZ Energy, Inc. (a)	236,799	539,902
Cabot Oil & Gas Corp.	81,832	3,202,086
Chevron Corp.	768,748	92,580,322
Cimarex Energy Co.	45,900	3,846,879
Cobalt International Energy, Inc. (a)	70,138	1,711,367
Concho Resources, Inc. (a)	41,998	4,053,227
ConocoPhillips	302,334	20,044,744
CONSOL Energy, Inc.	188,585	5,889,510
Devon Energy Corp.	29,900	1,706,991
Double Eagle Petroleum Co. (a)	80,900	264,543
Energen Corp.	38,163	2,530,589
EOG Resources, Inc.	107,131	16,824,924
EQT Corp.	83,360	7,145,619
Exxon Mobil Corp.	691,608	60,280,553
Halcon Resources Corp. (a)	80,000	380,000
Hess Corp.	101,300	7,582,305
InterOil Corp. (a)	32,657	2,243,209
Kinder Morgan Holding Co. LLC	856,956	32,504,341
Magellan Midstream Partners LP	6,967	378,029
Marathon Oil Corp.	27,422	944,139
Marathon Petroleum Corp.	11,153	808,704
Markwest Energy Partners LP	36,113	2,411,987
Noble Energy, Inc.	206,920	12,711,096
Northern Oil & Gas, Inc. (a)	222,594	2,867,011
Occidental Petroleum Corp.	583,674	51,485,884
Painted Pony Petroleum Ltd. (e)(f)	18,300	135,343
Peabody Energy Corp.	456,336	7,848,979
Phillips 66	448,326	25,599,415
Phillips 66 Partners LP	15,100	464,627
Pioneer Natural Resources Co.	47,500	8,311,075
QEP Midstream Partners LP	17,800	403,170
Range Resources Corp.	64,400	4,828,712
Royal Dutch Shell PLC Class A sponsored ADR	19,162	1,237,674
Scorpio Tankers, Inc.	47,600	448,868
Southcross Energy Partners LP	50,500	949,905
Southwestern Energy Co. (a)	96,800	3,697,760
Spectra Energy Corp.	164,700	5,453,217
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	41,265	$ 1,390,779
Synergy Resources Corp. (a)	52,498	491,381
TAG Oil Ltd. (a)	317,500	1,350,423
TAG Oil Ltd. (e)	13,400	56,994
Talisman Energy, Inc.	122,200	1,305,184
Talisman Energy, Inc. (United States)	114,600	1,228,512
Tesoro Corp.	304,056	14,013,941
The Williams Companies, Inc.	300,790	10,900,630
Valero Energy Corp.	196,300	6,974,539
WPX Energy, Inc. (a)	153,633	2,866,792
		481,127,556
TOTAL ENERGY		623,886,501
FINANCIALS - 8.2%
Capital Markets - 0.8%
AllianceBernstein Holding LP	67,985	1,314,150
Ameriprise Financial, Inc.	105,605	9,097,871
BlackRock, Inc. Class A	7,600	1,978,432
E*TRADE Financial Corp. (a)	155,700	2,186,028
Franklin Resources, Inc.	68,500	3,161,960
GP Investments Ltd. Class A (depositary receipt) (a)	278,500	455,227
Invesco Ltd.	371,146	11,267,993
KKR & Co. LP	58,091	1,110,119
Monex Group, Inc.	3,075	1,119,498
Morgan Stanley	795,385	20,489,118
Northern Trust Corp.	149,800	8,219,526
Oaktree Capital Group LLC Class A	26,566	1,376,119
State Street Corp.	221,600	14,785,152
TD Ameritrade Holding Corp.	145,000	3,722,150
The Blackstone Group LP	43,725	954,954
UBS AG (NY Shares)	227,834	4,397,196
		85,635,493
Commercial Banks - 1.6%
Barclays PLC sponsored ADR	158,600	2,770,742
CIT Group, Inc. (a)	336,090	16,088,628
Commerce Bancshares, Inc.	16,807	725,894
Itau Unibanco Holding SA sponsored ADR	46,577	566,842
M&T Bank Corp.	29,187	3,308,055
Nordea Bank AB	79,200	921,979
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	96,774	$ 6,993,857
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	7,400	77,848
U.S. Bancorp	1,129,636	40,813,749
Wells Fargo & Co.	2,164,595	88,921,563
Zions Bancorporation	75,800	2,120,126
		163,309,283
Consumer Finance - 0.9%
American Express Co.	851,469	61,229,136
Capital One Financial Corp.	263,160	16,986,978
Discover Financial Services	309,180	14,608,755
SLM Corp.	69,802	1,674,550
		94,499,419
Diversified Financial Services - 2.8%
Bank of America Corp.	2,516,001	35,525,934
Citigroup, Inc.	2,043,115	98,743,748
CME Group, Inc.	162,060	11,524,087
IntercontinentalExchange, Inc. (a)	142,248	25,569,078
JPMorgan Chase & Co.	1,875,420	94,764,973
McGraw-Hill Companies, Inc.	310,436	18,120,149
Moody's Corp.	38,040	2,417,822
MSCI, Inc. Class A (a)	38,670	1,450,512
ORIX Corp.	58,200	793,029
PICO Holdings, Inc. (a)	108,172	2,281,347
		291,190,679
Insurance - 1.4%
ACE Ltd.	19,638	1,722,645
AFLAC, Inc.	24,542	1,418,282
Allied World Assurance Co. Holdings Ltd.	7,300	669,629
Allstate Corp.	329,700	15,799,224
American International Group, Inc.	232,460	10,800,092
Arthur J. Gallagher & Co.	14,845	613,692
Assured Guaranty Ltd.	173,499	3,450,895
Axis Capital Holdings Ltd.	8,412	361,632
Berkshire Hathaway, Inc. Class B (a)	269,538	29,978,016
CNA Financial Corp.	11,429	403,215
Everest Re Group Ltd.	6,918	947,420
Fidelity National Financial, Inc. Class A	98,888	2,344,634
Lincoln National Corp.	105,760	4,446,150
Loews Corp.	82,700	3,676,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	537,585	$ 22,164,630
MetLife, Inc.	396,780	18,327,268
Progressive Corp.	301,800	7,566,126
Prudential Financial, Inc.	23,192	1,736,617
Prudential PLC	22,768	380,819
The Travelers Companies, Inc.	29,445	2,352,656
XL Group PLC Class A	496,300	14,670,628
		143,831,112
Real Estate Investment Trusts - 0.6%
American Tower Corp.	352,318	24,482,578
AvalonBay Communities, Inc.	40,300	4,993,170
Beni Stabili SpA SIIQ	845,300	519,494
Boston Properties, Inc.	35,400	3,628,500
CBL & Associates Properties, Inc.	46,217	887,366
Corrections Corp. of America	12,007	395,511
Cousins Properties, Inc.	109,432	1,086,660
Education Realty Trust, Inc.	62,831	539,718
General Growth Properties, Inc.	63,200	1,212,176
Lexington Corporate Properties Trust	57,857	678,084
Parkway Properties, Inc.	20,000	327,000
Piedmont Office Realty Trust, Inc. Class A	21,302	365,968
Prologis, Inc.	22,107	779,051
Public Storage	6,600	1,007,622
Simon Property Group, Inc.	81,600	11,883,408
SL Green Realty Corp.	28,273	2,465,123
Vornado Realty Trust	87,100	7,081,230
Westfield Group unit	50,669	499,685
Weyerhaeuser Co.	186,747	5,113,133
		67,945,477
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	98,463	2,153,386
CSI Properties Ltd.	8,760,000	321,957
Realogy Holdings Corp.	236,765	10,022,262
		12,497,605
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	39,500	535,225
TOTAL FINANCIALS		859,444,293
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.8%
Biotechnology - 0.9%
Agios Pharmaceuticals, Inc.	11,880	$ 280,130
Alexion Pharmaceuticals, Inc. (a)	54,199	5,840,484
Alnylam Pharmaceuticals, Inc. (a)	50,900	2,636,620
Amgen, Inc.	193,565	21,086,971
Biogen Idec, Inc. (a)	60,300	12,845,106
Bluebird Bio, Inc.	9,600	239,040
Celgene Corp. (a)	53,800	7,530,924
Gilead Sciences, Inc. (a)	552,218	33,282,179
Grifols SA ADR	54,417	1,648,291
Infinity Pharmaceuticals, Inc. (a)	60,440	1,118,744
Isis Pharmaceuticals, Inc. (a)	30,000	774,900
KaloBios Pharmaceuticals, Inc.	13,400	74,638
KaloBios Pharmaceuticals, Inc. (e)	41,459	230,927
Merrimack Pharmaceuticals, Inc. (a)	33,200	112,216
Regeneron Pharmaceuticals, Inc. (a)	10,300	2,495,793
Theravance, Inc. (a)	67,710	2,427,404
Vertex Pharmaceuticals, Inc. (a)	68,260	5,129,739
		97,754,106
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	281,500	9,382,395
Ansell Ltd.	20,487	354,113
Baxter International, Inc.	660,755	45,962,118
Becton, Dickinson & Co.	89,400	8,705,772
Boston Scientific Corp. (a)	714,900	7,563,642
C.R. Bard, Inc.	21,600	2,481,192
Covidien PLC	416,600	24,746,040
DENTSPLY International, Inc.	111,800	4,694,482
Edwards Lifesciences Corp. (a)	9,600	675,648
Genmark Diagnostics, Inc. (a)	92,800	1,067,200
Hill-Rom Holdings, Inc.	26,476	903,891
Intuitive Surgical, Inc. (a)	3,700	1,430,124
Medtronic, Inc.	1,400	72,450
Stryker Corp.	144,154	9,642,461
Teleflex, Inc.	1,220	94,038
Zimmer Holdings, Inc.	10,400	822,536
		118,598,102
Health Care Providers & Services - 1.5%
Accretive Health, Inc. (a)	11,867	111,312
Aetna, Inc.	135,500	8,589,345
AmerisourceBergen Corp.	42,905	2,442,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	20,479	$ 763,662
Brookdale Senior Living, Inc. (a)	110,157	2,756,128
DaVita, Inc. (a)	11,478	1,234,000
Emeritus Corp. (a)	54,400	1,186,464
Envision Healthcare Holdings, Inc.	189,361	4,968,833
Express Scripts Holding Co. (a)	575,111	36,738,091
HCA Holdings, Inc.	71,500	2,730,585
Humana, Inc.	20,200	1,860,016
McKesson Corp.	197,749	24,008,706
Qualicorp SA (a)	82,900	647,996
Quest Diagnostics, Inc.	71,543	4,193,851
UnitedHealth Group, Inc.	788,754	56,585,212
WellPoint, Inc.	105,400	8,973,756
		157,790,110
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	215,121	10,033,243
Lonza Group AG	9,825	695,865
Thermo Fisher Scientific, Inc.	98,300	8,731,989
		19,461,097
Pharmaceuticals - 4.1%
AbbVie, Inc.	615,813	26,239,792
Actavis, Inc. (a)	129,572	17,515,543
Allergan, Inc.	152,190	13,450,552
Biodelivery Sciences International, Inc. (a)	111,643	585,009
Bristol-Myers Squibb Co.	65,110	2,714,436
Cadence Pharmaceuticals, Inc. (a)	194,177	1,058,265
Dechra Pharmaceuticals PLC	32,738	346,514
Eli Lilly & Co.	150,500	7,735,700
Endo Health Solutions, Inc. (a)	27,892	1,146,082
GlaxoSmithKline PLC	78,596	2,004,479
Horizon Pharma, Inc. (a)	289,002	731,175
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	23,674	20
warrants 9/25/17 (a)	78,850	65
Johnson & Johnson	821,362	70,973,890
Merck & Co., Inc.	1,389,185	65,694,559
Novo Nordisk A/S Series B	11,700	1,956,190
Perrigo Co.	3,300	401,115
Pfizer, Inc.	4,418,816	124,654,799
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	115,507	$ 11,069,786
Teva Pharmaceutical Industries Ltd. sponsored ADR	40,545	1,549,630
Valeant Pharmaceuticals International, Inc. (Canada) (a)	19,300	1,898,301
Warner Chilcott PLC	378,527	8,119,404
Zoetis, Inc. Class A	2,249,193	65,563,976
		425,409,282
TOTAL HEALTH CARE		819,012,697
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.3%
Finmeccanica SpA (a)	89,179	456,131
General Dynamics Corp.	10,334	860,306
Honeywell International, Inc.	533,578	42,456,801
L-3 Communications Holdings, Inc.	36,610	3,306,981
Lockheed Martin Corp.	267,813	32,785,667
Meggitt PLC	181,815	1,483,460
Northrop Grumman Corp.	506,941	46,775,446
Precision Castparts Corp.	61,867	13,068,785
Textron, Inc.	191,652	5,163,105
The Boeing Co.	307,843	31,991,045
United Technologies Corp.	625,128	62,575,313
		240,923,040
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	34,100	1,383,096
FedEx Corp.	243,585	26,151,286
United Parcel Service, Inc. Class B	233,728	20,002,442
		47,536,824
Airlines - 0.2%
Copa Holdings SA Class A	700	91,546
Delta Air Lines, Inc.	400,400	7,899,892
easyJet PLC	9,700	185,346
United Continental Holdings, Inc. (a)	285,000	8,111,100
		16,287,884
Building Products - 0.0%
A.O. Smith Corp.	28,800	1,211,040
Masco Corp.	190,131	3,597,279
		4,808,319
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
ADT Corp.	98,920	$ 3,939,984
Iron Mountain, Inc.	153,479	3,959,758
KAR Auction Services, Inc.	33,200	884,448
Multiplus SA	78,138	853,445
Republic Services, Inc.	241,341	7,845,996
Stericycle, Inc. (a)	47,600	5,357,856
Tyco International Ltd.	1,374,253	45,405,319
Waste Management, Inc.	26,400	1,067,616
West Corp.	15,500	338,985
		69,653,407
Construction & Engineering - 0.0%
Boart Longyear Ltd.	339,709	139,085
Fluor Corp.	9,427	597,955
Quanta Services, Inc. (a)	112,100	2,930,294
URS Corp.	21,632	1,071,217
		4,738,551
Electrical Equipment - 0.4%
Alstom SA	37,797	1,330,036
AMETEK, Inc.	23,150	993,598
Eaton Corp. PLC	362,331	22,942,799
Emerson Electric Co.	37,700	2,275,949
Generac Holdings, Inc.	50,950	2,017,111
Hubbell, Inc. Class B	35,829	3,631,627
Polypore International, Inc. (a)	7,630	326,183
Prysmian SpA	64,071	1,422,615
Regal-Beloit Corp.	21,949	1,398,151
Roper Industries, Inc.	10,200	1,261,740
		37,599,809
Industrial Conglomerates - 1.0%
3M Co.	141,900	16,117,002
Danaher Corp.	499,620	32,735,102
General Electric Co.	2,378,062	55,028,355
Koninklijke Philips Electronics NV	51,400	1,589,393
		105,469,852
Machinery - 0.8%
Andritz AG	14,184	781,720
Cummins, Inc.	142,300	17,531,360
Dover Corp.	74,848	6,365,822
Flowserve Corp.	454,816	25,374,185
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,039	$ 42,006
Global Brass & Copper Holdings, Inc.	37,698	744,536
Harsco Corp.	38,612	908,540
Illinois Tool Works, Inc.	22,240	1,589,493
Ingersoll-Rand PLC	95,455	5,645,209
Joy Global, Inc.	127,425	6,259,116
Manitowoc Co., Inc.	116,904	2,335,742
Parker Hannifin Corp.	59,800	5,977,010
Pentair Ltd.	30,515	1,834,257
Stanley Black & Decker, Inc.	71,076	6,059,940
Timken Co.	4,937	276,768
Watts Water Technologies, Inc. Class A	2,083	107,920
Weg SA	25,800	302,772
		82,136,396
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	173,892	582,538
Professional Services - 0.2%
CRA International, Inc. (a)	21,838	390,900
Dun & Bradstreet Corp.	33,508	3,333,376
Manpower, Inc.	7,004	454,209
Michael Page International PLC	121,700	873,022
Randstad Holding NV	6,249	290,262
Robert Half International, Inc.	46,500	1,640,055
Towers Watson & Co.	117,780	9,687,405
		16,669,229
Road & Rail - 0.5%
Canadian National Railway Co.	146,590	13,747,423
Con-way, Inc.	19,900	827,840
CSX Corp.	288,475	7,099,370
Norfolk Southern Corp.	16,700	1,205,072
Union Pacific Corp.	188,311	28,913,271
		51,792,976
Trading Companies & Distributors - 0.1%
Fastenal Co.	73,300	3,224,467
Houston Wire & Cable Co.	56,475	707,067
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	10,300	$ 2,547,705
Watsco, Inc.	11,761	1,056,138
		7,535,377
TOTAL INDUSTRIALS		685,734,202
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,700,757	62,954,646
Juniper Networks, Inc. (a)	135,400	2,559,060
Motorola Solutions, Inc.	69,300	3,881,493
QUALCOMM, Inc.	1,060,058	70,260,644
		139,655,843
Computers & Peripherals - 2.5%
Apple, Inc.	417,837	203,507,511
Dell, Inc.	878,100	12,091,437
EMC Corp.	1,272,185	32,796,929
Hewlett-Packard Co.	261,518	5,842,312
NCR Corp. (a)	32,444	1,154,358
Western Digital Corp.	103,677	6,427,974
		261,820,521
Electronic Equipment & Components - 0.6%
Corning, Inc.	484,279	6,799,277
Jabil Circuit, Inc.	52,100	1,188,922
National Instruments Corp.	1,046	29,027
TE Connectivity Ltd.	1,123,775	55,064,975
Trimble Navigation Ltd. (a)	84,300	2,128,575
		65,210,776
Internet Software & Services - 1.7%
Active Network, Inc. (a)	79,311	777,248
Akamai Technologies, Inc. (a)	91,500	4,207,170
Demandware, Inc. (a)	12,586	529,619
eBay, Inc. (a)	842,975	42,140,320
Equinix, Inc. (a)	25,500	4,430,370
Facebook, Inc. Class A (a)	438,121	18,085,635
Google, Inc. Class A (a)	112,152	94,981,529
Mail.Ru Group Ltd.:
GDR (e)	2,400	78,360
GDR (Reg. S)	22,600	737,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	56,500	$ 2,532,330
Velti PLC (h)	147,198	46,367
VeriSign, Inc. (a)	98,000	4,703,020
Yahoo!, Inc. (a)	55,516	1,505,594
		174,755,452
IT Services - 2.1%
Accenture PLC Class A	156,831	11,331,040
Amdocs Ltd.	141,215	5,205,185
Automatic Data Processing, Inc.	118,100	8,403,996
Cognizant Technology Solutions Corp. Class A (a)	110,704	8,114,603
EPAM Systems, Inc. (a)	49,195	1,573,256
ExlService Holdings, Inc. (a)	26,541	719,527
Fidelity National Information Services, Inc.	163,300	7,260,318
IBM Corp.	312,409	56,942,788
MasterCard, Inc. Class A	53,287	32,296,185
Sapient Corp. (a)	81,476	1,218,066
Total System Services, Inc.	52,230	1,445,204
Visa, Inc. Class A	495,749	86,468,541
		220,978,709
Office Electronics - 0.0%
Xerox Corp.	294,427	2,938,381
Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp.	220,400	7,751,468
Applied Materials, Inc.	627,815	9,423,503
Applied Micro Circuits Corp. (a)	29,500	317,420
ASML Holding NV	47,832	4,164,254
Atmel Corp. (a)	289,900	2,104,674
Avago Technologies Ltd.	203,331	7,830,277
Broadcom Corp. Class A	246,900	6,236,694
Intel Corp.	225,600	4,958,688
LSI Corp.	809,540	5,998,691
LTX-Credence Corp. (a)	117,519	477,127
Maxim Integrated Products, Inc.	34,843	970,203
Microchip Technology, Inc.	5,161	200,298
Micron Technology, Inc. (a)	53,028	719,590
Monolithic Power Systems, Inc.	16,055	491,604
NXP Semiconductors NV (a)	39,679	1,474,868
Samsung Electronics Co. Ltd.	1,267	1,561,464
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	91,779	$ 2,327,515
Texas Instruments, Inc.	165,350	6,316,370
		63,324,708
Software - 1.6%
Activision Blizzard, Inc.	156,837	2,559,580
Adobe Systems, Inc. (a)	13,195	603,671
Autodesk, Inc. (a)	339,600	12,480,300
Check Point Software Technologies Ltd. (a)	109,715	6,151,720
Citrix Systems, Inc. (a)	98,400	6,963,768
Comverse, Inc.	27,800	840,950
Constellation Software, Inc.	6,100	1,000,451
Electronic Arts, Inc. (a)	80,162	2,135,516
Intuit, Inc.	15,072	957,524
MICROS Systems, Inc. (a)	6,899	337,361
Microsoft Corp.	2,707,004	90,413,934
Oracle Corp.	723,713	23,057,496
Red Hat, Inc. (a)	263,600	13,317,072
Symantec Corp.	34,502	883,596
		161,702,939
TOTAL INFORMATION TECHNOLOGY		1,090,387,329
MATERIALS - 3.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	86,960	8,882,094
Airgas, Inc.	12,500	1,270,625
Albemarle Corp.	10,579	659,812
Ashland, Inc.	10,778	939,949
Axiall Corp.	18,909	756,927
Cabot Corp.	30,554	1,221,854
Celanese Corp. Class A	109,900	5,411,476
E.I. du Pont de Nemours & Co.	733,322	41,520,692
Eastman Chemical Co.	109,237	8,302,012
Ecolab, Inc.	182,800	16,698,780
LyondellBasell Industries NV Class A	131,963	9,257,204
Monsanto Co.	658,839	64,493,750
Potash Corp. of Saskatchewan, Inc.	1,485,580	43,934,128
PPG Industries, Inc.	45,064	7,039,447
Praxair, Inc.	81,600	9,579,840
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	498,523	$ 31,835,679
Royal DSM NV	5,000	368,806
RPM International, Inc.	39,211	1,332,390
Sherwin-Williams Co.	35,500	6,120,200
The Dow Chemical Co.	965,112	36,095,189
The Mosaic Co.	785,350	32,709,828
		328,430,682
Construction Materials - 0.2%
Lafarge SA (Bearer)	9,600	586,178
Martin Marietta Materials, Inc.	47,400	4,552,770
Vulcan Materials Co.	359,761	17,196,576
		22,335,524
Containers & Packaging - 0.2%
Ball Corp.	54,000	2,398,680
MeadWestvaco Corp.	382,771	13,722,340
Nampak Ltd.	227,327	663,309
Rock-Tenn Co. Class A	13,100	1,455,541
		18,239,870
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	30,900	644,883
Freeport-McMoRan Copper & Gold, Inc.	244,300	7,382,746
Goldcorp, Inc.	59,100	1,745,001
Ivanplats Ltd. (e)	226,965	422,341
Newmont Mining Corp.	83,100	2,640,087
Nucor Corp.	94,700	4,307,903
Randgold Resources Ltd. sponsored ADR	21,300	1,661,826
Turquoise Hill Resources Ltd. (a)	304,305	1,583,206
Walter Energy, Inc.	33,500	433,490
		20,821,483
Paper & Forest Products - 0.1%
Boise Cascade Co.	14,600	337,260
International Paper Co.	163,362	7,712,320
		8,049,580
TOTAL MATERIALS		397,877,139
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	682,100	23,075,443
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.	300,550	$ 9,954,216
Verizon Communications, Inc.	948,623	44,945,758
		77,975,417
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	197,210	3,806,153
Crown Castle International Corp. (a)	103,700	7,198,854
Megafon OJSC GDR	15,000	507,000
Mobile TeleSystems OJSC sponsored ADR	28,020	592,903
SBA Communications Corp. Class A (a)	238,418	17,881,350
SoftBank Corp.	10,700	667,532
Vodafone Group PLC	488,000	1,572,100
		32,225,892
TOTAL TELECOMMUNICATION SERVICES		110,201,309
UTILITIES - 1.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	230,200	9,852,560
Edison International	940,119	43,142,061
Entergy Corp.	105,100	6,645,473
Exelon Corp.	212,440	6,477,296
FirstEnergy Corp.	98,013	3,672,547
ITC Holdings Corp.	328,427	29,193,876
NextEra Energy, Inc.	10,023	805,448
Northeast Utilities	24,731	1,013,229
		100,802,490
Gas Utilities - 0.0%
National Fuel Gas Co.	6,966	454,740
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	192,900	3,728,757
NRG Energy, Inc.	272,300	7,147,875
The AES Corp.	1,119,583	14,229,900
		25,106,532
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	265,436	6,086,447
CMS Energy Corp.	92,500	2,454,025
Dominion Resources, Inc.	24,700	1,441,245
DTE Energy Co.	204,078	13,646,696
PG&E Corp.	240,165	9,933,224
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	53,859	$ 4,546,777
TECO Energy, Inc.	111,800	1,848,054
		39,956,468
TOTAL UTILITIES		166,320,230
TOTAL COMMON STOCKS (Cost $4,979,082,373)		6,199,409,028
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	6,500	447,005
Software - 0.0%
Mobileye N.V. Series F (a)(h)	26,415	921,884
TOTAL INFORMATION TECHNOLOGY		1,368,889
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	6,424	1,461,177
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	50,801	4,921,446
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,382,623
TOTAL PREFERRED STOCKS (Cost $6,796,913)		7,751,512
Corporate Bonds - 0.0%
	Principal Amount	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)	$ 200,000	$ 215,250
Vantage Drilling Co. 5.5% 7/15/43 (e)	350,000	366,625
		581,875
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	686,000	483,225
BPZ Energy, Inc. 6.5% 3/1/15	327,000	282,855
		766,080
TOTAL ENERGY		1,347,955
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Exelixis, Inc. 4.25% 8/15/19	760,000	791,825
InterMune, Inc. 2.5% 12/15/17	250,000	334,875
Theravance, Inc. 2.125% 1/15/23	320,000	468,600
		1,595,300
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc. 3% 10/1/17	630,000	680,794
TOTAL CONVERTIBLE BONDS		3,624,049
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	489,000	675,124
TOTAL CORPORATE BONDS (Cost $3,992,110)		4,299,173
Equity Funds - 37.1%
	Shares	Value
Large Blend Funds - 30.4%
BBH Core Select Fund Class N	35,205,211	$ 700,231,656
FMI Large Cap Fund	22,556,453	448,647,843
JPMorgan U.S. Large Cap Core Plus Fund Select Class (i)	77,462,976	2,024,107,559
TOTAL LARGE BLEND FUNDS		3,172,987,058
Large Growth Funds - 4.7%
Fidelity Advisor New Insights Fund Institutional Class (d)	18,560,502	495,008,599
Mid-Cap Value Funds - 1.6%
Putnam Equity Spectrum Fund Class A	4,546,035	164,111,876
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF	460,662	22,673,784
Market Vectors Oil Services ETF	323,020	14,522,979
TOTAL SECTOR FUNDS		37,196,763
TOTAL EQUITY FUNDS (Cost $2,900,818,674)		3,869,304,296
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 12/5/13 to 5/1/14 (g) (Cost $799,773)	$ 800,000	799,858
Money Market Funds - 3.2%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	321,912,654	321,912,654
Fidelity Cash Central Fund, 0.10% (b)	11,609,480	11,609,480
TOTAL MONEY MARKET FUNDS (Cost $333,522,134)		333,522,134
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,225,011,977)		10,415,086,001
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,750,128
NET ASSETS - 100%		$ 10,424,836,129
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,147 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 175,120,055	$ (768,830)

The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,029,982 or 0.0% of net assets.

(f) Security or a portion of the security sold on a delayed delivery basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $679,893.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $968,251 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mobileye N.V. Series F	8/15/13	$ 921,884
Velti PLC	4/19/13	$ 220,797
(i) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,056
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 537,795,478	$ -	$ 55,277,288	$ -	$ 495,008,599
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 898,669,226	$ 898,669,226	$ -	$ -
Consumer Staples	554,258,725	546,831,788	7,426,937	-
Energy	623,886,501	623,886,501	-	-
Financials	859,444,293	857,150,947	2,293,346	-
Health Care	819,012,697	803,982,157	15,030,540	-
Industrials	685,734,202	684,144,809	1,589,393	-
Information Technology	1,091,756,218	1,090,787,967	46,367	921,884
Materials	397,877,139	397,877,139	-	-
Telecommunication Services	110,201,309	107,961,677	2,239,632	-
Utilities	166,320,230	166,320,230	-	-
Corporate Bonds	4,299,173	-	4,299,173	-
Equity Funds	3,869,304,296	3,869,304,296	-	-
U.S. Treasury Obligations	799,858	-	799,858	-
Money Market Funds	333,522,134	333,522,134	-	-
Total Investments in Securities:	$ 10,415,086,001	$ 10,380,438,871	$ 33,725,246	$ 921,884
Derivative Instruments:
Liabilities
Futures Contracts	$ (768,830)	$ (768,830)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $8,255,503,410. Net unrealized appreciation aggregated $2,159,582,591, of which $2,256,152,490 related to appreciated investment securities and $96,569,899 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2013

1.907407.103

SGF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.7%
Johnson Controls, Inc.	441,700	$ 17,902,101
Lear Corp.	293,500	20,178,125
TRW Automotive Holdings Corp. (a)	373,840	25,821,129
		63,901,355
Automobiles - 0.9%
Ford Motor Co.	1,007,700	16,314,663
General Motors Co. (a)	668,490	22,782,139
Harley-Davidson, Inc.	458,700	27,512,826
Tesla Motors, Inc. (a)	103,724	17,529,356
		84,138,984
Hotels, Restaurants & Leisure - 2.7%
Dunkin' Brands Group, Inc.	241,036	10,386,241
Las Vegas Sands Corp.	1,612,650	90,872,828
McDonald's Corp.	388,580	36,666,409
Panera Bread Co. Class A (a)	93,542	15,342,759
Starbucks Corp.	514,273	36,266,532
Starwood Hotels & Resorts Worldwide, Inc.	212,868	13,610,780
Wyndham Worldwide Corp.	293,643	17,430,648
Wynn Resorts Ltd.	304,673	42,971,080
		263,547,277
Household Durables - 0.2%
Harman International Industries, Inc.	182,500	11,683,650
Mohawk Industries, Inc. (a)	80,422	9,448,781
		21,132,431
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	123,180	34,611,116
Expedia, Inc.	170,080	7,952,941
Groupon, Inc. Class A (a)	1,648,549	16,749,258
priceline.com, Inc. (a)	32,700	30,689,931
TripAdvisor, Inc. (a)	45,436	3,360,901
		93,364,147
Media - 3.3%
Aimia, Inc.	433,235	6,589,219
CBS Corp. Class B	1,499,100	76,604,010
Charter Communications, Inc. Class A (a)	52,619	6,388,999
Comcast Corp. Class A	1,532,000	64,481,880
DIRECTV (a)	273,000	15,883,140
Legend Pictures LLC (a)(d)(e)	2,783	5,017,749
Morningstar, Inc.	128,020	9,613,022
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	441,180	$ 26,757,567
Time Warner Cable, Inc.	139,850	15,012,898
Twenty-First Century Fox, Inc. Class A	1,355,700	42,474,081
Viacom, Inc. Class B (non-vtg.)	558,170	44,408,005
		313,230,570
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	320,892	16,911,008
Macy's, Inc.	441,100	19,598,073
		36,509,081
Specialty Retail - 3.5%
AutoZone, Inc. (a)	66,000	27,716,040
Best Buy Co., Inc.	331,070	11,918,520
Gap, Inc.	469,600	18,990,624
Home Depot, Inc.	2,030,410	151,245,241
L Brands, Inc.	256,500	14,712,840
Lowe's Companies, Inc.	293,250	13,436,715
O'Reilly Automotive, Inc. (a)	112,300	13,780,333
Sally Beauty Holdings, Inc. (a)	101,705	2,657,552
TJX Companies, Inc.	1,458,640	76,899,501
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	63,198	6,271,770
		337,629,136
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	234,277	17,252,158
Hanesbrands, Inc.	300,500	17,873,740
NIKE, Inc. Class B	463,020	29,086,916
Under Armour, Inc. Class A (sub. vtg.) (a)	220,361	16,007,023
		80,219,837
TOTAL CONSUMER DISCRETIONARY		1,293,672,818
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	433,350	40,453,223
Monster Beverage Corp. (a)	174,779	10,030,567
PepsiCo, Inc.	809,200	64,517,516
		115,001,306
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	1,166,982	$ 67,743,305
Kroger Co.	721,500	26,406,900
		94,150,205
Food Products - 1.3%
Archer Daniels Midland Co.	469,800	16,541,658
ConAgra Foods, Inc.	559,700	18,929,054
Kellogg Co.	307,000	18,637,970
Kraft Foods Group, Inc.	252,153	13,053,961
McCormick & Co., Inc. (non-vtg.)	223,782	15,138,852
Mead Johnson Nutrition Co. Class A	237,274	17,802,668
Mondelez International, Inc.	753,490	23,109,538
		123,213,701
Household Products - 0.1%
Energizer Holdings, Inc.	157,000	15,516,310
Personal Products - 0.1%
Coty, Inc. Class A (a)	447,700	7,297,510
Tobacco - 1.1%
Philip Morris International, Inc.	1,269,600	105,935,424
TOTAL CONSUMER STAPLES		461,114,456
ENERGY - 2.6%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	301,500	17,122,185
Halliburton Co.	441,000	21,168,000
National Oilwell Varco, Inc.	426,448	31,685,086
Oceaneering International, Inc.	143,300	11,117,214
Schlumberger Ltd.	425,427	34,434,061
		115,526,546
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	407,750	34,936,020
Denbury Resources, Inc. (a)	1,757,710	30,390,806
Marathon Petroleum Corp.	175,000	12,689,250
Occidental Petroleum Corp.	392,790	34,648,006
Range Resources Corp.	115,967	8,695,206
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	149,799	$ 3,100,839
Valero Energy Corp.	252,700	8,978,431
		133,438,558
TOTAL ENERGY		248,965,104
FINANCIALS - 3.1%
Capital Markets - 0.3%
Charles Schwab Corp.	1,248,090	26,060,119
Commercial Banks - 0.5%
Regions Financial Corp.	2,392,200	22,486,680
Wells Fargo & Co.	581,260	23,878,161
		46,364,841
Consumer Finance - 0.6%
Capital One Financial Corp.	590,310	38,104,511
Discover Financial Services	534,600	25,259,850
		63,364,361
Diversified Financial Services - 0.7%
Citigroup, Inc.	350,100	16,920,333
CME Group, Inc.	86,680	6,163,815
JPMorgan Chase & Co.	361,700	18,276,701
McGraw-Hill Companies, Inc.	109,273	6,378,265
MSCI, Inc. Class A (a)	443,041	16,618,468
		64,357,582
Insurance - 0.7%
Allstate Corp.	464,900	22,278,008
Arch Capital Group Ltd. (a)	283,065	15,090,195
Everest Re Group Ltd.	96,864	13,265,525
Fidelity National Financial, Inc. Class A	194,800	4,618,708
Progressive Corp.	641,512	16,082,706
		71,335,142
Real Estate Investment Trusts - 0.3%
American Tower Corp.	439,850	30,565,177
TOTAL FINANCIALS		302,047,222
HEALTH CARE - 9.0%
Biotechnology - 3.6%
Amgen, Inc.	589,050	64,171,107
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	219,000	$ 46,651,380
Celgene Corp. (a)	292,950	41,007,141
Gilead Sciences, Inc. (a)	3,132,439	188,792,099
Ironwood Pharmaceuticals, Inc. Class A (a)	363,396	4,233,563
		344,855,290
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	436,000	30,328,160
Intuitive Surgical, Inc. (a)	50,153	19,385,138
Medtronic, Inc.	644,020	33,328,035
The Cooper Companies, Inc.	127,300	16,626,653
		99,667,986
Health Care Providers & Services - 2.0%
Aetna, Inc.	434,300	27,530,277
Cardinal Health, Inc.	214,700	10,795,116
CIGNA Corp.	303,400	23,874,546
Express Scripts Holding Co. (a)	566,273	36,173,519
HCA Holdings, Inc.	722,550	27,594,185
McKesson Corp.	233,500	28,349,235
Qualicorp SA (a)	636,934	4,978,654
UnitedHealth Group, Inc.	199,400	14,304,956
WellPoint, Inc.	250,440	21,322,462
		194,922,950
Health Care Technology - 0.2%
athenahealth, Inc. (a)	180,658	19,057,612
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	439,040	20,476,826
Illumina, Inc. (a)	338,388	26,340,122
		46,816,948
Pharmaceuticals - 1.7%
Actavis, Inc. (a)	211,650	28,610,847
Bristol-Myers Squibb Co.	404,850	16,878,197
Endo Health Solutions, Inc. (a)	133,462	5,483,954
Johnson & Johnson	320,050	27,655,521
Merck & Co., Inc.	810,740	38,339,895
Pfizer, Inc.	763,772	21,546,008
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	164,800	$ 18,164,256
Zoetis, Inc. Class A	246,197	7,176,643
		163,855,321
TOTAL HEALTH CARE		869,176,107
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	483,790	38,495,170
L-3 Communications Holdings, Inc.	110,800	10,008,564
Northrop Grumman Corp.	172,600	15,925,802
Precision Castparts Corp.	150,541	31,800,281
Textron, Inc.	412,900	11,123,526
The Boeing Co.	681,250	70,795,500
United Technologies Corp.	505,565	50,607,057
		228,755,900
Air Freight & Logistics - 0.7%
FedEx Corp.	243,620	26,155,043
United Parcel Service, Inc. Class B	488,200	41,780,156
		67,935,199
Airlines - 0.2%
Delta Air Lines, Inc.	945,500	18,654,715
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	454,608	9,605,867
Edenred SA	670,109	20,068,819
Stericycle, Inc. (a)	85,002	9,567,825
		39,242,511
Industrial Conglomerates - 0.1%
Danaher Corp.	198,199	12,985,998
Machinery - 1.2%
Caterpillar, Inc.	529,080	43,670,263
Colfax Corp. (a)	120,337	6,268,354
Cummins, Inc.	121,700	14,993,440
Pall Corp.	228,200	15,777,748
Pentair Ltd.	492,400	29,598,164
Timken Co.	41,600	2,332,096
		112,640,065
Professional Services - 0.7%
Equifax, Inc.	178,631	10,555,306
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	147,987	$ 15,856,807
Intertek Group PLC	243,066	12,061,274
Towers Watson & Co.	196,500	16,162,125
Verisk Analytics, Inc. (a)	156,972	9,760,519
		64,396,031
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	366,650	43,118,708
Kansas City Southern	304,450	32,095,119
Union Pacific Corp.	399,950	61,408,323
		136,622,150
TOTAL INDUSTRIALS		681,232,569
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.2%
Cisco Systems, Inc.	3,585,710	83,582,900
Motorola Solutions, Inc.	360,383	20,185,052
QUALCOMM, Inc.	1,636,949	108,496,980
		212,264,932
Computers & Peripherals - 3.5%
3D Systems Corp. (a)	91,227	4,689,068
Apple, Inc.	573,944	279,539,425
NCR Corp. (a)	523,600	18,629,688
SanDisk Corp.	262,300	14,473,714
Western Digital Corp.	298,200	18,488,400
		335,820,295
Electronic Equipment & Components - 0.1%
Corning, Inc.	767,200	10,771,488
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	409,792	18,842,236
Dropbox, Inc. (a)(e)	314,762	3,147,620
eBay, Inc. (a)	914,027	45,692,210
Facebook, Inc. Class A (a)	892,500	36,842,400
Google, Inc. Class A (a)	229,777	194,598,141
IAC/InterActiveCorp	403,570	19,811,251
LinkedIn Corp. (a)	109,389	26,257,736
Mail.Ru Group Ltd. GDR (Reg. S)	106,930	3,491,265
MercadoLibre, Inc.	50,792	6,028,502
Qihoo 360 Technology Co. Ltd. ADR (a)	159,028	12,393,052
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SINA Corp. (a)	51,836	$ 4,013,143
Yandex NV (a)	529,553	16,945,696
Youku Tudou, Inc. ADR (a)	362,471	8,405,702
		396,468,954
IT Services - 2.9%
Alliance Data Systems Corp. (a)	128,900	25,225,730
Fidelity National Information Services, Inc.	350,840	15,598,346
Fiserv, Inc. (a)	91,700	8,827,959
FleetCor Technologies, Inc. (a)	63,494	6,546,866
Gartner, Inc. Class A (a)	304,122	17,629,952
IBM Corp.	113,000	20,596,510
MasterCard, Inc. Class A	164,100	99,457,728
Visa, Inc. Class A	501,600	87,489,072
		281,372,163
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	731,650	25,732,131
Applied Materials, Inc.	2,096,450	31,467,715
ASML Holding NV	175,168	15,250,126
Broadcom Corp. Class A	751,450	18,981,627
First Solar, Inc. (a)	232,035	8,520,325
KLA-Tencor Corp.	116,900	6,447,035
Lam Research Corp. (a)	255,700	11,933,519
LSI Corp.	1,820,500	13,489,905
Microchip Technology, Inc.	494,807	19,203,460
Xilinx, Inc.	573,200	24,888,344
		175,914,187
Software - 2.8%
Activision Blizzard, Inc.	1,180,490	19,265,597
Cadence Design Systems, Inc. (a)	554,000	7,462,380
Microsoft Corp.	937,600	31,315,840
NetSuite, Inc. (a)	35,500	3,529,765
Oracle Corp.	3,961,470	126,212,434
ServiceNow, Inc. (a)	91,479	4,288,536
SolarWinds, Inc. (a)	529,160	19,287,882
Solera Holdings, Inc.	375,827	19,400,190
Splunk, Inc. (a)	92,461	5,104,772
Synopsys, Inc. (a)	391,100	14,181,286
VMware, Inc. Class A (a)	112,886	9,499,357
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A	94,614	$ 6,862,353
Zynga, Inc. (a)	1,114,232	3,153,277
		269,563,669
TOTAL INFORMATION TECHNOLOGY		1,682,175,688
MATERIALS - 2.8%
Chemicals - 2.2%
Ashland, Inc.	593,550	51,763,496
CF Industries Holdings, Inc.	75,100	14,294,534
LyondellBasell Industries NV Class A	240,500	16,871,075
Monsanto Co.	761,271	74,520,818
PPG Industries, Inc.	264,400	41,301,924
Rockwood Holdings, Inc.	197,563	12,616,373
		211,368,220
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	146,378	14,059,607
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	637,170	19,255,277
Paper & Forest Products - 0.2%
International Paper Co.	460,700	21,749,647
TOTAL MATERIALS		266,432,751
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	698,800	33,109,144
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	581,300	40,353,846
TOTAL TELECOMMUNICATION SERVICES		73,462,990
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	240,486	8,510,800
TOTAL COMMON STOCKS (Cost $4,311,460,657)		5,886,790,505
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (a)(e) (Cost $906,253)	296,161	$ 829,251
Equity Funds - 32.9%

Large Growth Funds - 32.9%
ASTON/Montag & Caldwell Growth Fund Class N	28,314,011	745,507,893
Columbia Select Large Cap Growth Fund Class R5 (a)	28,857,679	501,546,457
Fidelity Growth Company Fund (c)	5,934,899	667,023,273
iShares Russell 1000 Growth Index ETF	7,306,271	548,920,140
PRIMECAP Odyssey Growth Fund	3,971,702	86,702,247
Wells Fargo Advantage Premier Large Co. Growth Fund Institutional (a)	48,979,150	613,708,746
TOTAL EQUITY FUNDS (Cost $2,737,383,397)		3,163,408,756
Money Market Funds - 5.7%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $547,393,276)	547,393,276	547,393,276
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,597,143,583)		9,598,421,788
NET OTHER ASSETS (LIABILITIES) - 0.1%		14,236,868
NET ASSETS - 100%		$ 9,612,658,656
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/Depreciation)
Purchased
Equity Index Contracts
368 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 30,015,920	$ 502,688
5,373 ICE Russell 1000 Growth Index Contracts	Sept. 2013	404,049,600	8,022,426
TOTAL EQUITY INDEX CONTRACTS		$ 434,065,520	$ 8,525,114

The face value of futures purchased as a percentage of net assets is 4.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,994,620 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Legend Pictures LLC	3/8/12	$ 2,975,389
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 607,457,932	$ 30,000,000	$ -	$ -	$ 667,023,273
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,293,672,818	$ 1,288,655,069	$ -	$ 5,017,749
Consumer Staples	461,114,456	461,114,456	-	-
Energy	248,965,104	248,965,104	-	-
Financials	302,047,222	302,047,222	-	-
Health Care	869,176,107	869,176,107	-	-
Industrials	681,232,569	681,232,569	-	-
Information Technology	1,683,004,939	1,679,028,068	-	3,976,871
Materials	266,432,751	266,432,751	-	-
Telecommunication Services	73,462,990	73,462,990	-	-
Utilities	8,510,800	8,510,800	-	-
Equity Funds	3,163,408,756	3,163,408,756	-	-
Money Market Funds	547,393,276	547,393,276	-	-
Total Investments in Securities:	$ 9,598,421,788	$ 9,589,427,168	$ -	$ 8,994,620
Derivative Instruments:
Assets
Futures Contracts	$ 8,525,114	$ 8,525,114	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $7,603,024,934. Net unrealized appreciation aggregated $1,995,396,854, of which $2,059,391,711 related to appreciated investment securities and $63,994,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

August 31, 2013

1.931548.101

MMC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.4%
Delphi Automotive PLC	2,689	$ 147,949
Johnson Controls, Inc.	2,041	82,722
TRW Automotive Holdings Corp. (a)	800	55,256
		285,927
Automobiles - 0.5%
Ford Motor Co.	4,689	75,915
General Motors Co. (a)	5,300	180,624
Harley-Davidson, Inc.	1,400	83,972
		340,511
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	1,400	8,127
H&R Block, Inc.	754	21,044
Kroton Educacional SA	500	6,706
		35,877
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	558	22,314
Carnival Corp. unit	3,700	133,533
Chipotle Mexican Grill, Inc. (a)	200	81,634
Las Vegas Sands Corp.	2,100	118,335
McDonald's Corp.	1,000	94,360
Panera Bread Co. Class A (a)	200	32,804
Starbucks Corp.	2,817	198,655
Starwood Hotels & Resorts Worldwide, Inc.	1,400	89,516
Texas Roadhouse, Inc. Class A	285	7,082
Tim Hortons, Inc.	1,000	54,790
Wyndham Worldwide Corp.	300	17,808
Yum! Brands, Inc.	245	17,155
		867,986
Household Durables - 0.3%
Harman International Industries, Inc.	600	38,412
Lennar Corp. Class A	1,100	34,991
Mohawk Industries, Inc. (a)	668	78,483
Taylor Morrison Home Corp.	1,595	32,873
Taylor Wimpey PLC	3,192	4,917
Whirlpool Corp.	67	8,620
		198,296
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	1,478	415,288
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	400	$ 113,564
priceline.com, Inc. (a)	322	302,207
		831,059
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	220	4,356
Hasbro, Inc.	1,200	54,696
Mattel, Inc.	900	36,450
Polaris Industries, Inc.	85	9,283
		104,785
Media - 5.4%
CBS Corp. Class B	4,647	237,462
Comcast Corp.:
Class A	22,962	966,471
Class A (special) (non-vtg.)	2,085	84,943
DIRECTV (a)	2,176	126,600
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,700	120,989
Interpublic Group of Companies, Inc.	2,800	44,016
Ipsos SA	100	3,841
Liberty Media Corp. Class A (a)	864	117,919
MDC Partners, Inc. Class A (sub. vtg.)	649	14,525
News Corp. Class B (a)	8,010	126,878
Omnicom Group, Inc.	162	9,825
Smiles SA	500	5,763
The Walt Disney Co.	4,123	250,802
Time Warner Cable, Inc.	3,525	378,409
Time Warner, Inc.	6,157	372,683
Twenty-First Century Fox, Inc. Class A	8,525	267,088
Valassis Communications, Inc.	100	2,755
Viacom, Inc. Class B (non-vtg.)	7,014	558,034
		3,689,003
Multiline Retail - 0.9%
Dollar General Corp. (a)	1,457	78,634
Dollar Tree, Inc. (a)	2,300	121,210
Kohl's Corp.	1,900	97,489
Macy's, Inc.	5,534	245,876
Target Corp.	1,621	102,626
The Bon-Ton Stores, Inc.	100	1,101
		646,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	541	$ 7,828
AutoZone, Inc. (a)	727	305,296
Bed Bath & Beyond, Inc. (a)	881	64,965
Best Buy Co., Inc.	43	1,548
Body Central Corp. (a)	304	1,836
CarMax, Inc. (a)	3,900	185,484
Express, Inc. (a)	317	6,654
Foot Locker, Inc.	129	4,154
GNC Holdings, Inc.	116	5,901
Home Depot, Inc.	5,739	427,498
Kingfisher PLC	900	5,370
L Brands, Inc.	2,097	120,284
Lowe's Companies, Inc.	2,382	109,143
OfficeMax, Inc.	569	6,185
Rent-A-Center, Inc.	333	12,491
Ross Stores, Inc.	3,176	213,618
Staples, Inc.	1,132	15,746
TJX Companies, Inc.	2,513	132,485
		1,626,486
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	75	3,961
Fossil Group, Inc. (a)	500	58,070
Kering SA	35	7,905
Kering SA rights 10/1/13 (a)	35	93
lululemon athletica, Inc. (a)	600	42,504
NIKE, Inc. Class B	2,147	134,875
PVH Corp.	1,247	160,551
Ralph Lauren Corp.	300	49,623
VF Corp.	47	8,799
		466,381
TOTAL CONSUMER DISCRETIONARY		9,093,247
CONSUMER STAPLES - 8.7%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	200	18,652
Beam, Inc.	49	3,070
Coca-Cola Enterprises, Inc.	2,300	86,020
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,101	59,729
Cott Corp.	690	5,529
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	931	$ 41,672
Molson Coors Brewing Co. Class B	1,820	88,798
Monster Beverage Corp. (a)	1,378	79,083
PepsiCo, Inc.	12,924	1,030,431
SABMiller PLC	100	4,764
The Coca-Cola Co.	9,230	352,401
		1,770,149
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,400	156,618
CVS Caremark Corp.	6,709	389,457
Kroger Co.	4,320	158,112
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	5,036
Sysco Corp.	1,115	35,702
Wal-Mart Stores, Inc.	6,687	488,017
Walgreen Co.	518	24,900
Whole Foods Market, Inc.	2,300	121,325
		1,379,167
Food Products - 1.4%
Amira Nature Foods Ltd.	400	3,784
Archer Daniels Midland Co.	2,900	102,109
Bunge Ltd.	136	10,306
ConAgra Foods, Inc.	3,625	122,598
General Mills, Inc.	3,600	177,552
Green Mountain Coffee Roasters, Inc. (a)	283	24,426
Hilton Food Group PLC	400	2,686
Ingredion, Inc.	165	10,385
Kellogg Co.	3,201	194,333
Kraft Foods Group, Inc.	2,696	139,572
Marine Harvest ASA	5,322	4,944
Mead Johnson Nutrition Co. Class A	100	7,503
Mondelez International, Inc.	5,117	156,938
The J.M. Smucker Co.	216	22,926
		980,062
Household Products - 1.4%
Colgate-Palmolive Co.	1,200	69,324
Energizer Holdings, Inc.	1,016	100,411
Henkel AG & Co. KGaA	469	38,127
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	9,397	$ 731,932
Svenska Cellulosa AB (SCA) (B Shares)	400	9,772
		949,566
Personal Products - 0.2%
Avon Products, Inc.	6,900	136,413
Hengan International Group Co. Ltd.	500	5,478
Herbalife Ltd.	118	7,199
		149,090
Tobacco - 1.1%
Altria Group, Inc.	1,300	44,044
British American Tobacco PLC (United Kingdom)	200	10,113
Japan Tobacco, Inc.	700	23,642
Philip Morris International, Inc.	8,043	671,108
		748,907
TOTAL CONSUMER STAPLES		5,976,941
ENERGY - 9.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,600	74,384
BW Offshore Ltd.	5,199	6,168
Cameron International Corp. (a)	1,881	106,822
Ensco PLC Class A	464	25,780
Essential Energy Services Ltd.	2,052	5,221
Frank's International NV	464	12,857
Halliburton Co.	354	16,992
McDermott International, Inc. (a)	900	6,750
National Oilwell Varco, Inc.	5,966	443,274
Noble Corp.	232	8,630
Schlumberger Ltd.	6,946	562,209
ShawCor Ltd. Class A	100	3,971
Vantage Drilling Co. (a)	4,228	7,272
Xtreme Drilling & Coil Services Corp. (a)	2,042	6,107
Xtreme Drilling & Coil Services Corp. (c)	600	1,794
		1,288,231
Oil, Gas & Consumable Fuels - 7.5%
Access Midstream Partners LP	200	9,122
Americas Petrogas, Inc. (a)(c)(d)	1,500	1,609
Anadarko Petroleum Corp.	1,743	159,345
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	4,139	$ 354,630
Ardmore Shipping Corp.	300	4,098
Atlas Energy LP	40	2,001
Atlas Pipeline Partners LP	219	8,497
BPZ Energy, Inc. (a)	1,622	3,698
Cabot Oil & Gas Corp.	1,046	40,930
Chevron Corp.	7,953	957,780
Cimarex Energy Co.	600	50,286
Cobalt International Energy, Inc. (a)	434	10,590
Concho Resources, Inc. (a)	520	50,185
ConocoPhillips	2,975	197,243
CONSOL Energy, Inc.	2,190	68,394
Crown Point Energy, Inc. (c)	1,060	216
Devon Energy Corp.	400	22,836
Double Eagle Petroleum Co. (a)	533	1,743
Energen Corp.	235	15,583
EOG Resources, Inc.	754	118,416
EQT Corp.	1,056	90,520
Exxon Mobil Corp.	10,700	932,612
Hess Corp.	1,600	119,760
InterOil Corp. (a)	202	13,875
Kinder Morgan Holding Co. LLC	6,093	231,107
Marathon Oil Corp.	200	6,886
Marathon Petroleum Corp.	76	5,511
Markwest Energy Partners LP	233	15,562
Noble Energy, Inc.	1,584	97,305
Northern Oil & Gas, Inc. (a)	1,361	17,530
Occidental Petroleum Corp.	5,122	451,812
Peabody Energy Corp.	3,216	55,315
Phillips 66	4,749	271,168
Phillips 66 Partners LP	100	3,077
Pioneer Natural Resources Co.	700	122,479
QEP Midstream Partners LP	100	2,265
Range Resources Corp.	1,000	74,980
Royal Dutch Shell PLC Class A sponsored ADR	109	7,040
Scorpio Tankers, Inc.	300	2,829
Southcross Energy Partners LP	300	5,643
Southwestern Energy Co. (a)	1,500	57,300
Spectra Energy Corp.	2,500	82,775
Suncor Energy, Inc.	264	8,898
Synergy Resources Corp. (a)	300	2,808
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TAG Oil Ltd. (a)	2,160	$ 9,187
TAG Oil Ltd. (c)	100	425
Talisman Energy, Inc.	1,700	18,157
Talisman Energy, Inc. (United States)	1,800	19,296
Tesoro Corp.	2,436	112,275
The Williams Companies, Inc.	3,547	128,543
Valero Energy Corp.	3,100	110,143
WPX Energy, Inc. (a)	2,366	44,150
		5,198,435
TOTAL ENERGY		6,486,666
FINANCIALS - 13.3%
Capital Markets - 1.6%
AllianceBernstein Holding LP	389	7,519
Ameriprise Financial, Inc.	1,564	134,739
BlackRock, Inc. Class A	45	11,714
E*TRADE Financial Corp. (a)	2,500	35,100
Franklin Resources, Inc.	900	41,544
GP Investments Ltd. Class A (depositary receipt) (a)	1,753	2,865
Invesco Ltd.	5,246	159,269
KKR & Co. LP	371	7,090
Monex Group, Inc.	16	5,825
Morgan Stanley	9,296	239,465
Northern Trust Corp.	2,300	126,201
Oaktree Capital Group LLC Class A	170	8,806
State Street Corp.	3,400	226,848
TD Ameritrade Holding Corp.	2,100	53,907
The Blackstone Group LP	338	7,382
UBS AG (NY Shares)	1,459	28,159
		1,096,433
Commercial Banks - 2.3%
Barclays PLC sponsored ADR	1,000	17,470
CIT Group, Inc. (a)	2,688	128,675
Commerce Bancshares, Inc.	105	4,535
Itau Unibanco Holding SA sponsored ADR	310	3,773
M&T Bank Corp.	182	20,628
Nordea Bank AB	600	6,985
PNC Financial Services Group, Inc.	1,500	108,405
U.S. Bancorp	12,065	435,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	20,608	$ 846,577
Zions Bancorporation	1,100	30,767
		1,603,723
Consumer Finance - 1.3%
American Express Co.	7,279	523,433
Capital One Financial Corp.	3,426	221,148
Discover Financial Services	2,841	134,237
SLM Corp.	446	10,700
		889,518
Diversified Financial Services - 4.3%
Bank of America Corp.	26,725	377,357
Citigroup, Inc.	19,989	966,068
CME Group, Inc.	1,903	135,322
IntercontinentalExchange, Inc. (a)	1,238	222,531
JPMorgan Chase & Co.	20,523	1,037,027
McGraw-Hill Companies, Inc.	2,543	148,435
Moody's Corp.	284	18,051
MSCI, Inc. Class A (a)	303	11,366
ORIX Corp.	400	5,450
PICO Holdings, Inc. (a)	727	15,332
		2,936,939
Insurance - 2.5%
ACE Ltd.	121	10,614
AFLAC, Inc.	163	9,420
Allied World Assurance Co. Holdings Ltd.	45	4,128
Allstate Corp.	5,100	244,392
American International Group, Inc.	1,815	84,325
Arthur J. Gallagher & Co.	100	4,134
Assured Guaranty Ltd.	1,075	21,382
Axis Capital Holdings Ltd.	59	2,536
Berkshire Hathaway, Inc. Class B (a)	2,880	320,314
Everest Re Group Ltd.	42	5,752
Fidelity National Financial, Inc. Class A	600	14,226
Lincoln National Corp.	826	34,725
Loews Corp.	1,300	57,798
Marsh & McLennan Companies, Inc.	6,401	263,913
MetLife, Inc.	5,565	257,047
Progressive Corp.	4,800	120,336
Prudential Financial, Inc.	150	11,232
Prudential PLC	147	2,459
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	223	$ 17,818
XL Group PLC Class A	7,700	227,612
		1,714,163
Real Estate Investment Trusts - 1.2%
American Tower Corp.	3,546	246,412
AvalonBay Communities, Inc.	600	74,340
Beni Stabili SpA SIIQ	5,319	3,269
Boston Properties, Inc.	500	51,250
CBL & Associates Properties, Inc.	302	5,798
Corrections Corp. of America	75	2,471
Cousins Properties, Inc.	667	6,623
Education Realty Trust, Inc.	420	3,608
General Growth Properties, Inc.	1,000	19,180
Lexington Corporate Properties Trust	400	4,688
Parkway Properties, Inc.	100	1,635
Piedmont Office Realty Trust, Inc. Class A	142	2,440
Prologis, Inc.	156	5,497
Public Storage	100	15,267
Simon Property Group, Inc.	1,218	177,377
SL Green Realty Corp.	400	34,876
Vornado Realty Trust	1,300	105,690
Westfield Group unit	319	3,146
Weyerhaeuser Co.	2,343	64,151
		827,718
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	639	13,975
CSI Properties Ltd.	60,000	2,205
Realogy Holdings Corp.	1,682	71,199
		87,379
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	300	4,065
TOTAL FINANCIALS		9,159,938
HEALTH CARE - 12.5%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc.	100	2,358
Alexion Pharmaceuticals, Inc. (a)	878	94,613
Alnylam Pharmaceuticals, Inc. (a)	313	16,213
Amgen, Inc.	2,283	248,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	778	$ 165,730
Bluebird Bio, Inc.	100	2,490
Celgene Corp. (a)	800	111,984
Gilead Sciences, Inc. (a)	6,755	407,124
Grifols SA ADR	367	11,116
Infinity Pharmaceuticals, Inc. (a)	447	8,274
Isis Pharmaceuticals, Inc. (a)	211	5,450
KaloBios Pharmaceuticals, Inc.	100	557
KaloBios Pharmaceuticals, Inc. (c)	323	1,799
Merrimack Pharmaceuticals, Inc. (a)	180	608
Regeneron Pharmaceuticals, Inc. (a)	200	48,462
Theravance, Inc. (a)	409	14,663
Vertex Pharmaceuticals, Inc. (a)	509	38,251
		1,178,402
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	4,400	146,652
Ansell Ltd.	132	2,282
Baxter International, Inc.	5,182	360,460
Becton, Dickinson & Co.	1,400	136,332
Boston Scientific Corp. (a)	9,794	103,621
C.R. Bard, Inc.	300	34,461
Covidien PLC	3,881	230,531
DENTSPLY International, Inc.	1,700	71,383
Edwards Lifesciences Corp. (a)	100	7,038
Genmark Diagnostics, Inc. (a)	627	7,211
Hill-Rom Holdings, Inc.	200	6,828
Intuitive Surgical, Inc. (a)	50	19,326
Stryker Corp.	1,958	130,971
Zimmer Holdings, Inc.	100	7,909
		1,265,005
Health Care Providers & Services - 2.4%
Accretive Health, Inc. (a)	54	507
Aetna, Inc.	2,100	133,119
AmerisourceBergen Corp.	266	15,141
AmSurg Corp. (a)	127	4,736
Brookdale Senior Living, Inc. (a)	708	17,714
DaVita, Inc. (a)	71	7,633
Emeritus Corp. (a)	400	8,724
Envision Healthcare Holdings, Inc.	1,345	35,293
Express Scripts Holding Co. (a)	5,917	377,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.	1,000	$ 38,190
Humana, Inc.	300	27,624
McKesson Corp.	1,977	240,028
Qualicorp SA (a)	500	3,908
Quest Diagnostics, Inc.	900	52,758
UnitedHealth Group, Inc.	7,854	563,446
WellPoint, Inc.	1,600	136,224
		1,663,023
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	3,158	147,289
Lonza Group AG	62	4,391
Thermo Fisher Scientific, Inc.	1,500	133,245
		284,925
Pharmaceuticals - 6.1%
AbbVie, Inc.	7,639	325,498
Actavis, Inc. (a)	993	134,234
Allergan, Inc.	1,492	131,863
Biodelivery Sciences International, Inc. (a)	710	3,720
Bristol-Myers Squibb Co.	485	20,220
Cadence Pharmaceuticals, Inc. (a)	1,255	6,840
Dechra Pharmaceuticals PLC	200	2,117
Eli Lilly & Co.	2,300	118,220
Endo Health Solutions, Inc. (a)	193	7,930
GlaxoSmithKline PLC	500	12,752
Horizon Pharma, Inc. (a)	1,995	5,047
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	0
warrants 9/25/17 (a)	550	0
Johnson & Johnson	9,086	785,121
Merck & Co., Inc.	15,116	714,836
Novo Nordisk A/S Series B	70	11,704
Perrigo Co.	21	2,553
Pfizer, Inc.	43,670	1,231,931
Sanofi SA	820	78,586
Teva Pharmaceutical Industries Ltd. sponsored ADR	282	10,778
Valeant Pharmaceuticals International, Inc. (Canada) (a)	121	11,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	2,595	$ 55,663
Zoetis, Inc. Class A	17,683	515,459
		4,186,973
TOTAL HEALTH CARE		8,578,328
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.5%
Finmeccanica SpA (a)	600	3,069
General Dynamics Corp.	58	4,829
Honeywell International, Inc.	4,824	383,846
L-3 Communications Holdings, Inc.	286	25,834
Lockheed Martin Corp.	2,090	255,858
Meggitt PLC	1,200	9,791
Northrop Grumman Corp.	4,016	370,556
Precision Castparts Corp.	1,000	211,240
Textron, Inc.	2,676	72,091
The Boeing Co.	4,275	444,258
United Technologies Corp.	6,131	613,713
		2,395,085
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	500	20,280
FedEx Corp.	2,533	271,943
United Parcel Service, Inc. Class B	2,612	223,535
		515,758
Airlines - 0.4%
Delta Air Lines, Inc.	6,200	122,326
easyJet PLC	100	1,911
United Continental Holdings, Inc. (a)	4,400	125,224
		249,461
Building Products - 0.0%
A.O. Smith Corp.	160	6,728
Masco Corp.	1,177	22,269
		28,997
Commercial Services & Supplies - 1.0%
ADT Corp.	772	30,749
Iron Mountain, Inc.	2,036	52,529
KAR Auction Services, Inc.	200	5,328
Multiplus SA	500	5,461
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	1,740	$ 56,567
Stericycle, Inc. (a)	700	78,792
Tyco International Ltd.	12,682	419,013
Waste Management, Inc.	155	6,268
West Corp.	100	2,187
		656,894
Construction & Engineering - 0.1%
Boart Longyear Ltd.	2,165	886
Fluor Corp.	63	3,996
Quanta Services, Inc. (a)	1,600	41,824
URS Corp.	136	6,735
		53,441
Electrical Equipment - 0.4%
Alstom SA	241	8,481
AMETEK, Inc.	186	7,983
Eaton Corp. PLC	2,896	183,375
Emerson Electric Co.	281	16,964
Generac Holdings, Inc.	339	13,421
Hubbell, Inc. Class B	464	47,031
Prysmian SpA	400	8,881
Regal-Beloit Corp.	139	8,854
Roper Industries, Inc.	63	7,793
		302,783
Industrial Conglomerates - 1.8%
3M Co.	2,122	241,017
Danaher Corp.	5,837	382,440
General Electric Co.	26,442	611,868
Koninklijke Philips Electronics NV	300	9,277
		1,244,602
Machinery - 1.2%
Andritz AG	100	5,511
Cummins, Inc.	1,898	233,834
Dover Corp.	554	47,118
Flowserve Corp.	4,497	250,888
GEA Group AG	4	162
Global Brass & Copper Holdings, Inc.	200	3,950
Harsco Corp.	241	5,671
Illinois Tool Works, Inc.	172	12,293
Ingersoll-Rand PLC	1,011	59,791
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	945	$ 46,418
Manitowoc Co., Inc.	770	15,385
Parker Hannifin Corp.	1,000	99,950
Pentair Ltd.	191	11,481
Stanley Black & Decker, Inc.	732	62,410
Timken Co.	20	1,121
Weg SA	200	2,347
		858,330
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,088	3,645
Professional Services - 0.2%
CRA International, Inc. (a)	129	2,309
Dun & Bradstreet Corp.	208	20,692
Manpower, Inc.	47	3,048
Michael Page International PLC	800	5,739
Robert Half International, Inc.	700	24,689
Towers Watson & Co.	915	75,259
		131,736
Road & Rail - 0.6%
Canadian National Railway Co.	1,144	107,286
Con-way, Inc.	131	5,450
CSX Corp.	2,165	53,281
Norfolk Southern Corp.	145	10,463
Union Pacific Corp.	1,740	267,160
		443,640
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,100	48,389
Houston Wire & Cable Co.	416	5,208
W.W. Grainger, Inc.	200	49,470
Watsco, Inc.	73	6,555
		109,622
TOTAL INDUSTRIALS		6,993,994
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	26,064	607,552
Juniper Networks, Inc. (a)	2,100	39,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,100	$ 61,611
QUALCOMM, Inc.	10,720	710,522
		1,419,375
Computers & Peripherals - 3.8%
Apple, Inc.	4,402	2,143,987
Dell, Inc.	11,000	151,470
EMC Corp.	9,913	255,557
Hewlett-Packard Co.	2,095	46,802
NCR Corp. (a)	188	6,689
Western Digital Corp.	803	49,786
		2,654,291
Electronic Equipment & Components - 0.8%
Corning, Inc.	3,595	50,474
Jabil Circuit, Inc.	291	6,641
TE Connectivity Ltd.	8,924	437,276
Trimble Navigation Ltd. (a)	1,200	30,300
		524,691
Internet Software & Services - 2.7%
Active Network, Inc. (a)	500	4,900
Akamai Technologies, Inc. (a)	1,500	68,970
Demandware, Inc. (a)	100	4,208
eBay, Inc. (a)	7,863	393,071
Equinix, Inc. (a)	400	69,496
Facebook, Inc. Class A (a)	3,754	154,965
Google, Inc. Class A (a)	1,209	1,023,902
Mail.Ru Group Ltd. GDR (Reg. S)	200	6,530
Rackspace Hosting, Inc. (a)	800	35,856
Velti PLC (e)	976	307
VeriSign, Inc. (a)	1,500	71,985
Yahoo!, Inc. (a)	350	9,492
		1,843,682
IT Services - 3.4%
Accenture PLC Class A	2,053	148,329
Amdocs Ltd.	1,050	38,703
Automatic Data Processing, Inc.	1,800	128,088
Cognizant Technology Solutions Corp. Class A (a)	1,375	100,788
EPAM Systems, Inc. (a)	335	10,713
ExlService Holdings, Inc. (a)	159	4,310
Fidelity National Information Services, Inc.	1,993	88,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	3,078	$ 561,027
MasterCard, Inc. Class A	599	363,042
Sapient Corp. (a)	465	6,952
Total System Services, Inc.	300	8,301
Visa, Inc. Class A	4,965	865,995
		2,324,857
Office Electronics - 0.0%
Xerox Corp.	1,824	18,204
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	3,320	116,764
Applied Materials, Inc.	9,600	144,096
Applied Micro Circuits Corp. (a)	223	2,399
ASML Holding NV	304	26,466
Atmel Corp. (a)	4,600	33,396
Avago Technologies Ltd.	2,484	95,659
Broadcom Corp. Class A	3,900	98,514
Intel Corp.	4,000	87,920
LSI Corp.	5,950	44,090
LTX-Credence Corp. (a)	762	3,094
Maxim Integrated Products, Inc.	229	6,377
Microchip Technology, Inc.	29	1,125
Micron Technology, Inc. (a)	400	5,428
Monolithic Power Systems, Inc.	100	3,062
NXP Semiconductors NV (a)	216	8,029
Samsung Electronics Co. Ltd.	8	9,859
Skyworks Solutions, Inc. (a)	575	14,582
Texas Instruments, Inc.	1,205	46,031
		746,891
Software - 2.9%
Activision Blizzard, Inc.	948	15,471
Adobe Systems, Inc. (a)	115	5,261
Autodesk, Inc. (a)	5,100	187,425
Check Point Software Technologies Ltd. (a)	1,583	88,759
Citrix Systems, Inc. (a)	1,332	94,266
Comverse, Inc.	204	6,171
Constellation Software, Inc.	38	6,232
Electronic Arts, Inc. (a)	540	14,386
Intuit, Inc.	100	6,353
Microsoft Corp.	31,402	1,048,827
Oracle Corp.	9,688	308,660
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	4,100	$ 207,132
Symantec Corp.	222	5,685
		1,994,628
TOTAL INFORMATION TECHNOLOGY		11,526,619
MATERIALS - 5.7%
Chemicals - 4.6%
Air Products & Chemicals, Inc.	1,087	111,026
Airgas, Inc.	200	20,330
Albemarle Corp.	66	4,116
Ashland, Inc.	105	9,157
Axiall Corp.	123	4,924
Cabot Corp.	150	5,999
Celanese Corp. Class A	1,700	83,708
E.I. du Pont de Nemours & Co.	5,875	332,643
Eastman Chemical Co.	782	59,432
Ecolab, Inc.	2,800	255,780
LyondellBasell Industries NV Class A	1,779	124,797
Monsanto Co.	5,996	586,948
Potash Corp. of Saskatchewan, Inc.	12,332	364,703
PPG Industries, Inc.	520	81,229
Praxair, Inc.	1,300	152,620
Rockwood Holdings, Inc.	4,093	261,379
Royal DSM NV	31	2,287
RPM International, Inc.	244	8,291
Sherwin-Williams Co.	600	103,440
The Dow Chemical Co.	8,427	315,170
The Mosaic Co.	6,289	261,937
		3,149,916
Construction Materials - 0.3%
Lafarge SA (Bearer)	54	3,297
Martin Marietta Materials, Inc.	700	67,235
Vulcan Materials Co.	3,323	158,839
		229,371
Containers & Packaging - 0.2%
Ball Corp.	900	39,978
MeadWestvaco Corp.	3,121	111,888
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Nampak Ltd.	1,500	$ 4,377
Rock-Tenn Co. Class A	100	11,111
		167,354
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	400	8,348
Freeport-McMoRan Copper & Gold, Inc.	3,147	95,102
Goldcorp, Inc.	367	10,836
Ivanplats Ltd. (c)	1,632	3,037
Newmont Mining Corp.	1,200	38,124
Nucor Corp.	1,500	68,235
Randgold Resources Ltd. sponsored ADR	159	12,405
Turquoise Hill Resources Ltd. (a)	1,880	9,781
Walter Energy, Inc.	200	2,588
		248,456
Paper & Forest Products - 0.2%
Boise Cascade Co.	100	2,310
International Paper Co.	2,186	103,201
		105,511
TOTAL MATERIALS		3,900,608
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	10,600	358,598
CenturyLink, Inc.	2,198	72,798
Verizon Communications, Inc.	11,403	540,274
		971,670
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV Series L sponsored ADR	1,540	29,722
Crown Castle International Corp. (a)	1,600	111,072
Megafon OJSC GDR	100	3,380
Mobile TeleSystems OJSC sponsored ADR	252	5,332
SBA Communications Corp. Class A (a)	1,686	126,450
SoftBank Corp.	100	6,239
Vodafone Group PLC	2,900	9,342
		291,537
TOTAL TELECOMMUNICATION SERVICES		1,263,207
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	3,600	$ 154,080
Edison International	7,649	351,013
Entergy Corp.	1,600	101,168
Exelon Corp.	2,368	72,200
FirstEnergy Corp.	1,500	56,205
ITC Holdings Corp.	2,686	238,759
NextEra Energy, Inc.	100	8,036
Northeast Utilities	183	7,498
		988,959
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	3,000	57,990
NRG Energy, Inc.	4,300	112,875
The AES Corp.	15,522	197,285
		368,150
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,838	88,005
CMS Energy Corp.	1,400	37,142
Dominion Resources, Inc.	400	23,340
DTE Energy Co.	1,449	96,895
PG&E Corp.	3,295	136,281
Sempra Energy	367	30,982
TECO Energy, Inc.	1,900	31,407
		444,052
TOTAL UTILITIES		1,801,161
TOTAL COMMON STOCKS (Cost $53,542,209)		64,780,709
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	41	2,820
Software - 0.0%
Mobileye N.V. Series F (a)(e)	167	5,828
TOTAL INFORMATION TECHNOLOGY		8,648
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	39	$ 8,871
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	397	38,460
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,331
TOTAL PREFERRED STOCKS (Cost $49,279)		55,979
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	3,522
Equity Funds - 1.3%
	Shares
Sector Funds - 1.3%
Health Care Select Sector SPDR ETF	3,275	161,196
Market Vectors Oil Services ETF	2,297	103,273
Vanguard Consumer Staples ETF	5,890	600,780
TOTAL EQUITY FUNDS (Cost $750,462)		865,249
Money Market Funds - 4.6%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,167,050)	3,167,050	$ 3,167,050
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $57,514,000)		68,872,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(48,203)
NET ASSETS - 100%		$ 68,824,306
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 1,712,865	$ 12,489

The face value of futures purchased as a percentage of net assets is 2.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,880 or 0.0% of net assets.

(d) Security or a portion of the security sold on a delayed delivery or when-issued basis.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,135 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mobileye N.V. Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,102,118	$ 9,102,118	$ -	$ -
Consumer Staples	6,015,401	5,962,994	52,407	-
Energy	6,486,666	6,486,666	-	-
Financials	9,159,938	9,146,204	13,734	-
Health Care	8,578,328	8,475,286	103,042	-
Industrials	6,993,994	6,984,717	9,277	-
Information Technology	11,535,267	11,529,132	307	5,828
Materials	3,900,608	3,900,608	-	-
Telecommunication Services	1,263,207	1,247,626	15,581	-
Utilities	1,801,161	1,801,161	-	-
Corporate Bonds	3,522	-	3,522	-
Equity Funds	865,249	865,249	-	-
Money Market Funds	3,167,050	3,167,050	-	-
Total Investments in Securities:	$ 68,872,509	$ 68,668,811	$ 197,870	$ 5,828
Derivative Instruments:
Assets
Futures Contracts	$ 12,489	$ 12,489	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $57,762,329. Net unrealized appreciation aggregated $11,110,180, of which $12,022,799 related to appreciated investment securities and $912,619 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

August 31, 2013

1.931559.101

MMG-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 1.0%
Johnson Controls, Inc.	5,135	$ 208,122
Lear Corp.	3,390	233,063
TRW Automotive Holdings Corp. (a)	3,270	225,859
		667,044
Automobiles - 1.3%
Ford Motor Co.	11,800	191,042
General Motors Co. (a)	5,850	199,368
Harley-Davidson, Inc.	5,640	338,287
Tesla Motors, Inc. (a)	726	122,694
		851,391
Hotels, Restaurants & Leisure - 4.5%
Dunkin' Brands Group, Inc.	1,704	73,425
Las Vegas Sands Corp.	19,630	1,106,151
McDonald's Corp.	3,400	320,824
Panera Bread Co. Class A (a)	656	107,597
Starbucks Corp.	6,320	445,686
Starwood Hotels & Resorts Worldwide, Inc.	2,615	167,203
Wyndham Worldwide Corp.	2,975	176,596
Wynn Resorts Ltd.	3,750	528,900
		2,926,382
Household Durables - 0.4%
Harman International Industries, Inc.	2,240	143,405
Mohawk Industries, Inc. (a)	943	110,793
		254,198
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,510	424,280
Expedia, Inc.	1,490	69,672
Groupon, Inc. Class A (a)	11,572	117,572
priceline.com, Inc. (a)	385	361,334
TripAdvisor, Inc. (a)	318	23,522
		996,380
Media - 5.1%
Aimia, Inc.	3,033	46,130
CBS Corp. Class B	18,140	926,954
Charter Communications, Inc. Class A (a)	369	44,804
Comcast Corp. Class A	18,270	768,984
DIRECTV (a)	3,156	183,616
Morningstar, Inc.	905	67,956
Omnicom Group, Inc.	3,860	234,109
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	1,720	$ 184,642
Twenty-First Century Fox, Inc. Class A	16,220	508,173
Viacom, Inc. Class B (non-vtg.)	4,890	389,048
		3,354,416
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	2,268	119,524
Macy's, Inc.	5,167	229,570
		349,094
Specialty Retail - 5.4%
AutoZone, Inc. (a)	810	340,151
Best Buy Co., Inc.	2,900	104,400
Gap, Inc.	5,500	222,420
Home Depot, Inc.	21,501	1,601,609
L Brands, Inc.	3,150	180,684
Lowe's Companies, Inc.	3,610	165,410
O'Reilly Automotive, Inc. (a)	1,380	169,340
Sally Beauty Holdings, Inc. (a)	712	18,605
TJX Companies, Inc.	14,025	739,398
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	43,963
		3,585,980
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	1,642	120,917
Hanesbrands, Inc.	3,600	214,128
NIKE, Inc. Class B	5,690	357,446
Under Armour, Inc. Class A (sub. vtg.) (a)	2,474	179,711
		872,202
TOTAL CONSUMER DISCRETIONARY		13,857,087
CONSUMER STAPLES - 6.9%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,330	497,556
Monster Beverage Corp. (a)	1,235	70,877
PepsiCo, Inc.	7,090	565,286
		1,133,719
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	11,563	671,232
Kroger Co.	8,450	309,270
		980,502
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.7%
Archer Daniels Midland Co.	5,500	$ 193,655
ConAgra Foods, Inc.	6,555	221,690
Kellogg Co.	2,690	163,310
Kraft Foods Group, Inc.	2,213	114,567
McCormick & Co., Inc. (non-vtg.)	1,567	106,008
Mead Johnson Nutrition Co. Class A	1,663	124,775
Mondelez International, Inc.	6,600	202,422
		1,126,427
Household Products - 0.3%
Energizer Holdings, Inc.	1,837	181,551
Personal Products - 0.1%
Coty, Inc. Class A (a)	5,500	89,650
Tobacco - 1.6%
Philip Morris International, Inc.	12,660	1,056,350
TOTAL CONSUMER STAPLES		4,568,199
ENERGY - 3.8%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	2,550	144,815
Halliburton Co.	5,200	249,600
National Oilwell Varco, Inc.	5,240	389,332
Oceaneering International, Inc.	1,680	130,334
Schlumberger Ltd.	5,230	423,316
		1,337,397
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	3,570	305,878
Denbury Resources, Inc. (a)	15,390	266,093
Marathon Petroleum Corp.	2,050	148,646
Occidental Petroleum Corp.	3,440	303,442
Range Resources Corp.	815	61,109
Ultra Petroleum Corp. (a)	1,061	21,963
Valero Energy Corp.	2,960	105,169
		1,212,300
TOTAL ENERGY		2,549,697
FINANCIALS - 4.6%
Capital Markets - 0.3%
Charles Schwab Corp.	10,930	228,218
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.7%
Regions Financial Corp.	28,020	$ 263,388
Wells Fargo & Co.	5,090	209,097
		472,485
Consumer Finance - 1.0%
Capital One Financial Corp.	5,170	333,724
Discover Financial Services	6,262	295,880
		629,604
Diversified Financial Services - 1.0%
Citigroup, Inc.	4,100	198,153
CME Group, Inc.	760	54,044
JPMorgan Chase & Co.	4,235	213,995
McGraw-Hill Companies, Inc.	762	44,478
MSCI, Inc. Class A (a)	3,131	117,444
		628,114
Insurance - 1.0%
Allstate Corp.	5,445	260,924
Arch Capital Group Ltd. (a)	2,001	106,673
Everest Re Group Ltd.	1,136	155,575
Fidelity National Financial, Inc. Class A	2,285	54,177
Progressive Corp.	4,496	112,715
		690,064
Real Estate Investment Trusts - 0.6%
American Tower Corp.	5,410	375,941
TOTAL FINANCIALS		3,024,426
HEALTH CARE - 13.8%
Biotechnology - 5.9%
Amgen, Inc.	7,028	765,630
Biogen Idec, Inc. (a)	2,690	573,024
Celgene Corp. (a)	3,480	487,130
Gilead Sciences, Inc. (a)	33,849	2,040,079
Ironwood Pharmaceuticals, Inc. Class A (a)	2,568	29,917
		3,895,780
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	3,820	265,719
Intuitive Surgical, Inc. (a)	351	135,669
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	5,640	$ 291,870
The Cooper Companies, Inc.	1,440	188,078
		881,336
Health Care Providers & Services - 3.2%
Aetna, Inc.	5,089	322,592
Cardinal Health, Inc.	2,495	125,449
CIGNA Corp.	3,554	279,664
Express Scripts Holding Co. (a)	4,960	316,845
HCA Holdings, Inc.	8,880	339,127
McKesson Corp.	2,733	331,814
Qualicorp SA (a)	4,437	34,682
UnitedHealth Group, Inc.	2,337	167,656
WellPoint, Inc.	2,190	186,457
		2,104,286
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,264	133,339
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	3,850	179,564
Illumina, Inc. (a)	2,392	186,193
		365,757
Pharmaceuticals - 2.6%
Actavis, Inc. (a)	2,480	335,246
Bristol-Myers Squibb Co.	4,980	207,616
Endo Health Solutions, Inc. (a)	936	38,460
Johnson & Johnson	3,940	340,455
Merck & Co., Inc.	7,100	335,759
Pfizer, Inc.	6,646	187,484
Shire PLC sponsored ADR	2,020	222,644
Zoetis, Inc. Class A	2,082	60,690
		1,728,354
TOTAL HEALTH CARE		9,108,852
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	4,240	337,377
L-3 Communications Holdings, Inc.	1,300	117,429
Northrop Grumman Corp.	1,975	182,233
Precision Castparts Corp.	1,850	390,794
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	4,840	$ 130,390
The Boeing Co.	8,170	849,026
United Technologies Corp.	4,430	443,443
		2,450,692
Air Freight & Logistics - 0.9%
FedEx Corp.	2,130	228,677
United Parcel Service, Inc. Class B	4,280	366,282
		594,959
Airlines - 0.3%
Delta Air Lines, Inc.	11,090	218,806
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	3,213	67,891
Edenred SA	4,736	141,837
Stericycle, Inc. (a)	595	66,973
		276,701
Industrial Conglomerates - 0.3%
Danaher Corp.	2,610	171,007
Machinery - 1.8%
Caterpillar, Inc.	5,170	426,732
Colfax Corp. (a)	842	43,860
Cummins, Inc.	1,070	131,824
Pall Corp.	2,810	194,283
Pentair Ltd.	6,050	363,666
Timken Co.	506	28,366
		1,188,731
Professional Services - 0.9%
Equifax, Inc.	2,094	123,734
IHS, Inc. Class A (a)	1,037	111,115
Intertek Group PLC	1,711	84,902
Towers Watson & Co.	2,300	189,175
Verisk Analytics, Inc. (a)	1,099	68,336
		577,262
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	4,510	530,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	3,740	$ 394,271
Union Pacific Corp.	4,865	746,972
		1,671,627
TOTAL INDUSTRIALS		7,149,785
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	39,980	931,934
Motorola Solutions, Inc.	2,550	142,826
QUALCOMM, Inc.	15,743	1,043,446
		2,118,206
Computers & Peripherals - 5.3%
3D Systems Corp. (a)	641	32,947
Apple, Inc.	5,923	2,884,794
NCR Corp. (a)	6,132	218,177
SanDisk Corp.	3,075	169,679
Western Digital Corp.	3,493	216,566
		3,522,163
Electronic Equipment & Components - 0.2%
Corning, Inc.	8,950	125,658
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	2,896	133,158
Dropbox, Inc. (a)(c)	1,585	15,850
eBay, Inc. (a)	8,704	435,113
Facebook, Inc. Class A (a)	10,770	444,586
Google, Inc. Class A (a)	2,359	1,997,837
IAC/InterActiveCorp	3,530	173,288
LinkedIn Corp. (a)	935	224,437
Mail.Ru Group Ltd. GDR (Reg. S)	757	24,716
MercadoLibre, Inc.	356	42,254
Qihoo 360 Technology Co. Ltd. ADR (a)	1,124	87,593
SINA Corp. (a)	366	28,336
Yandex NV (a)	3,743	119,776
Youku Tudou, Inc. ADR (a)	2,562	59,413
		3,786,357
IT Services - 4.9%
Alliance Data Systems Corp. (a)	1,510	295,507
Fidelity National Information Services, Inc.	3,070	136,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	1,103	$ 106,186
FleetCor Technologies, Inc. (a)	445	45,884
Gartner, Inc. Class A (a)	2,149	124,578
IBM Corp.	1,321	240,779
MasterCard, Inc. Class A	2,000	1,212,160
Visa, Inc. Class A	6,060	1,056,985
		3,218,571
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	9,000	316,530
Applied Materials, Inc.	25,780	386,958
ASML Holding NV	2,157	187,788
Broadcom Corp. Class A	6,580	166,211
First Solar, Inc. (a)	1,640	60,221
KLA-Tencor Corp.	1,400	77,210
Lam Research Corp. (a)	3,000	140,010
LSI Corp.	21,320	157,981
Microchip Technology, Inc.	6,080	235,965
Xilinx, Inc.	7,050	306,111
		2,034,985
Software - 4.1%
Activision Blizzard, Inc.	10,340	168,749
Cadence Design Systems, Inc. (a)	6,490	87,420
Microsoft Corp.	11,001	367,433
NetSuite, Inc. (a)	248	24,659
Oracle Corp.	41,274	1,314,990
ServiceNow, Inc. (a)	643	30,144
SolarWinds, Inc. (a)	4,640	169,128
Solera Holdings, Inc.	2,656	137,103
Splunk, Inc. (a)	649	35,831
Synopsys, Inc. (a)	4,582	166,143
VMware, Inc. Class A (a)	1,400	117,810
Workday, Inc. Class A	672	48,740
Zynga, Inc. (a)	7,867	22,264
		2,690,414
TOTAL INFORMATION TECHNOLOGY		17,496,354
MATERIALS - 4.3%
Chemicals - 3.5%
Ashland, Inc.	5,200	453,492
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	880	$ 167,499
LyondellBasell Industries NV Class A	2,900	203,435
Monsanto Co.	9,282	908,615
PPG Industries, Inc.	3,180	496,748
Rockwood Holdings, Inc.	1,392	88,893
		2,318,682
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,035	99,412
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	5,580	168,628
Paper & Forest Products - 0.4%
International Paper Co.	5,405	255,170
TOTAL MATERIALS		2,841,892
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	8,190	388,042
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	7,150	496,353
TOTAL TELECOMMUNICATION SERVICES		884,395
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,703	60,269
TOTAL COMMON STOCKS (Cost $49,313,751)		61,540,956
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (a)(c)	1,489	4,169
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,556)		4,169
Equity Funds - 2.1%
	Shares	Value
Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF	933	$ 70,096
Sector Funds - 2.0%
Vanguard Consumer Staples ETF	12,913	1,317,126
TOTAL EQUITY FUNDS (Cost $1,169,722)		1,387,222
Money Market Funds - 4.7%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,089,649)	3,089,649	3,089,649
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $53,577,678)		66,021,996
NET OTHER ASSETS (LIABILITIES) - 0.1%		52,992
NET ASSETS - 100%		$ 66,074,988
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 ICE Russell 1000 Growth Index Contracts	Sept. 2013	$ 2,406,400	$ (58,381)

The face value of futures purchased as a percentage of net assets is 3.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,019 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,857,087	$ 13,857,087	$ -	$ -
Consumer Staples	4,568,199	4,568,199	-	-
Energy	2,549,697	2,549,697	-	-
Financials	3,024,426	3,024,426	-	-
Health Care	9,108,852	9,108,852	-	-
Industrials	7,149,785	7,149,785	-	-
Information Technology	17,500,523	17,480,504	-	20,019
Materials	2,841,892	2,841,892	-	-
Telecommunication Services	884,395	884,395	-	-
Utilities	60,269	60,269	-	-
Equity Funds	1,387,222	1,387,222	-	-
Money Market Funds	3,089,649	3,089,649	-	-
Total Investments in Securities:	$ 66,021,996	$ 66,001,977	$ -	$ 20,019
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Futures Contracts	$ (58,381)	$ (58,381)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $53,626,218. Net unrealized appreciation aggregated $12,395,778, of which $13,147,289 related to appreciated investment securities and $751,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

August 31, 2013

1.931580.101

MMV-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.8%
Autoliv, Inc.	300	$ 24,294
Delphi Automotive PLC	210	11,554
Johnson Controls, Inc.	480	19,454
Lear Corp.	570	39,188
The Goodyear Tire & Rubber Co. (a)	180	3,622
TRW Automotive Holdings Corp. (a)	490	33,844
		131,956
Automobiles - 1.0%
Ford Motor Co.	7,000	113,330
General Motors Co. (a)	1,070	36,466
Honda Motor Co. Ltd.	500	17,928
		167,724
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. Class A (a)	30	1,302
International Game Technology	190	3,589
Royal Caribbean Cruises Ltd.	140	5,137
Wyndham Worldwide Corp.	10	594
		10,622
Household Durables - 1.2%
D.R. Horton, Inc.	4,597	82,056
Harman International Industries, Inc.	500	32,010
Jarden Corp. (a)	80	3,436
Lennar Corp. Class A	1,243	39,540
Newell Rubbermaid, Inc.	210	5,313
Tupperware Brands Corp.	40	3,231
Whirlpool Corp.	300	38,595
		204,181
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	90	4,102
Mattel, Inc.	250	10,125
		14,227
Media - 2.9%
DIRECTV (a)	1,210	70,398
Gannett Co., Inc.	1,370	33,003
Omnicom Group, Inc.	180	10,917
The Walt Disney Co.	1,800	109,494
Time Warner Cable, Inc.	600	64,410
Time Warner, Inc.	1,855	112,283
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc. Class A	600	$ 18,798
Viacom, Inc. Class B (non-vtg.)	740	58,874
		478,177
Multiline Retail - 1.2%
Dillard's, Inc. Class A	300	22,878
Kohl's Corp.	800	41,048
Macy's, Inc.	1,110	49,317
Nordstrom, Inc.	640	35,667
Target Corp.	960	60,778
		209,688
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	50	4,004
AutoNation, Inc. (a)	70	3,272
AutoZone, Inc. (a)	30	12,598
Bed Bath & Beyond, Inc. (a)	160	11,798
Best Buy Co., Inc.	250	9,000
CST Brands, Inc. (a)	177	5,222
GameStop Corp. Class A	80	4,017
Gap, Inc.	340	13,750
Home Depot, Inc.	550	40,970
PetSmart, Inc.	300	21,129
Ross Stores, Inc.	600	40,356
Signet Jewelers Ltd.	60	3,984
Staples, Inc.	480	6,677
		176,777
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	800	47,584
TOTAL CONSUMER DISCRETIONARY		1,440,936
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV ADR	400	37,340
Coca-Cola Enterprises, Inc.	200	7,480
Diageo PLC sponsored ADR	364	44,656
Dr. Pepper Snapple Group, Inc.	140	6,266
Molson Coors Brewing Co. Class B	110	5,367
		101,109
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	200	$ 22,374
CVS Caremark Corp.	3,480	202,014
Kroger Co.	1,690	61,854
Safeway, Inc.	1,460	37,814
Sysco Corp.	400	12,808
Wal-Mart Stores, Inc.	2,290	167,124
Walgreen Co.	1,690	81,238
		585,226
Food Products - 2.2%
Archer Daniels Midland Co.	1,580	55,632
Bunge Ltd.	481	36,450
Campbell Soup Co.	210	9,068
Dole Food Co., Inc. (a)	1,300	17,836
General Mills, Inc.	1,097	54,104
Ingredion, Inc.	600	37,764
The Hershey Co.	270	24,827
The J.M. Smucker Co.	90	9,553
Tyson Foods, Inc. Class A	3,100	89,745
Unilever NV (NY Reg.)	1,012	38,082
		373,061
Household Products - 0.5%
Energizer Holdings, Inc.	340	33,602
Procter & Gamble Co.	600	46,734
		80,336
Personal Products - 0.2%
Coty, Inc. Class A (a)	1,770	28,851
Tobacco - 0.5%
Altria Group, Inc.	1,380	46,754
Lorillard, Inc.	270	11,421
Reynolds American, Inc.	380	18,099
		76,274
TOTAL CONSUMER STAPLES		1,244,857
ENERGY - 12.8%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	40	2,227
Halliburton Co.	998	47,904
Helmerich & Payne, Inc.	780	49,171
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	2,000	$ 15,000
Nabors Industries Ltd.	1,300	20,020
National Oilwell Varco, Inc.	300	22,290
Parker Drilling Co. (a)	2,100	12,054
Patterson-UTI Energy, Inc.	80	1,567
Rowan Companies PLC (a)	10	354
Schlumberger Ltd.	900	72,846
		243,433
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	225	20,570
Apache Corp.	1,000	85,680
Chevron Corp.	4,190	504,602
ConocoPhillips	2,520	167,076
CVR Energy, Inc.	700	29,974
Denbury Resources, Inc. (a)	260	4,495
Devon Energy Corp.	730	41,676
Energen Corp.	10	663
Exxon Mobil Corp.	5,520	481,123
Hess Corp.	1,055	78,967
HollyFrontier Corp.	150	6,672
Marathon Oil Corp.	1,610	55,432
Marathon Petroleum Corp.	1,230	89,187
Murphy Oil Corp.	540	36,407
Occidental Petroleum Corp.	900	79,389
Phillips 66	1,621	92,559
Pioneer Natural Resources Co.	202	35,344
Tesoro Corp.	100	4,609
Valero Energy Corp.	1,990	70,705
		1,885,130
TOTAL ENERGY		2,128,563
FINANCIALS - 23.8%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,660	143,009
Bank of New York Mellon Corp.	840	24,982
BlackRock, Inc. Class A	193	50,242
Franklin Resources, Inc.	480	22,157
Goldman Sachs Group, Inc.	780	118,661
Invesco Ltd.	40	1,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,370	$ 35,291
Northern Trust Corp.	170	9,328
State Street Corp.	1,030	68,722
		473,606
Commercial Banks - 6.2%
Banco Santander SA (Spain) sponsored ADR	4,061	28,874
BB&T Corp.	1,290	43,808
CIT Group, Inc. (a)	150	7,181
Comerica, Inc.	1,030	42,065
Commerce Bancshares, Inc.	73	3,153
Cullen/Frost Bankers, Inc.	40	2,834
East West Bancorp, Inc.	100	2,923
Fifth Third Bancorp	2,230	40,787
First Niagara Financial Group, Inc.	260	2,626
First Republic Bank	751	33,254
Huntington Bancshares, Inc.	8,410	69,298
KeyCorp	2,570	29,992
M&T Bank Corp.	262	29,695
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,681
PNC Financial Services Group, Inc.	1,180	85,279
Regions Financial Corp.	1,020	9,588
SunTrust Banks, Inc.	1,353	43,323
U.S. Bancorp	2,940	106,222
Wells Fargo & Co.	10,130	416,140
Zions Bancorporation	130	3,636
		1,030,359
Consumer Finance - 1.6%
American Express Co.	1,490	107,146
Capital One Financial Corp.	810	52,286
Discover Financial Services	1,350	63,788
SLM Corp.	1,420	34,066
		257,286
Diversified Financial Services - 5.6%
Bank of America Corp.	21,605	305,063
Citigroup, Inc.	3,600	173,988
JPMorgan Chase & Co.	8,906	450,020
The NASDAQ Stock Market, Inc.	130	3,882
		932,953
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.4%
ACE Ltd.	240	$ 21,053
AFLAC, Inc.	740	42,765
Alleghany Corp. (a)	10	3,871
Allstate Corp.	1,340	64,213
American Financial Group, Inc.	680	35,040
American International Group, Inc.	2,670	124,048
Arch Capital Group Ltd. (a)	100	5,331
Assurant, Inc.	60	3,182
Axis Capital Holdings Ltd.	690	29,663
Cincinnati Financial Corp.	110	5,025
Everest Re Group Ltd.	240	32,868
Hartford Financial Services Group, Inc.	800	23,680
HCC Insurance Holdings, Inc.	610	25,742
Lincoln National Corp.	1,290	54,232
Loews Corp.	720	32,011
MetLife, Inc.	500	23,095
Old Republic International Corp.	20	284
PartnerRe Ltd.	340	29,631
Platinum Underwriters Holdings Ltd.	400	23,112
Principal Financial Group, Inc.	220	9,002
ProAssurance Corp.	400	18,856
Progressive Corp.	766	19,204
Prudential Financial, Inc.	1,940	145,267
Reinsurance Group of America, Inc.	70	4,537
RenaissanceRe Holdings Ltd.	90	7,866
The Chubb Corp.	1,400	116,438
The Travelers Companies, Inc.	1,410	112,659
Torchmark Corp.	200	13,778
Unum Group	1,190	35,141
W.R. Berkley Corp.	130	5,346
XL Group PLC Class A	210	6,208
		1,073,148
Real Estate Investment Trusts - 1.2%
American Tower Corp.	750	52,118
DDR Corp.	1,400	21,728
Extra Space Storage, Inc.	800	32,984
Simon Property Group, Inc.	350	50,971
SL Green Realty Corp.	250	21,798
Weyerhaeuser Co.	700	19,166
		198,765
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	40	$ 586
People's United Financial, Inc.	240	3,413
		3,999
TOTAL FINANCIALS		3,970,116
HEALTH CARE - 12.1%
Biotechnology - 0.9%
Amgen, Inc.	1,190	129,639
United Therapeutics Corp. (a)	330	23,400
		153,039
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	1,300	43,329
Baxter International, Inc.	1,148	79,855
Becton, Dickinson & Co.	160	15,581
Boston Scientific Corp. (a)	980	10,368
CareFusion Corp. (a)	140	5,019
Covidien PLC	1,642	97,535
Medtronic, Inc.	1,730	89,528
St. Jude Medical, Inc.	1,110	55,955
Stryker Corp.	270	18,060
Varian Medical Systems, Inc. (a)	70	4,932
Zimmer Holdings, Inc.	750	59,318
		479,480
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,000	63,390
Cardinal Health, Inc.	250	12,570
CIGNA Corp.	710	55,870
Humana, Inc.	310	28,545
Laboratory Corp. of America Holdings (a)	70	6,700
LifePoint Hospitals, Inc. (a)	400	18,092
McKesson Corp.	340	41,279
Quest Diagnostics, Inc.	700	41,034
UnitedHealth Group, Inc.	2,540	182,220
Universal Health Services, Inc. Class B	1,060	71,815
WellPoint, Inc.	820	69,815
		591,330
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	250	$ 11,660
Thermo Fisher Scientific, Inc.	780	69,287
		80,947
Pharmaceuticals - 4.2%
AbbVie, Inc.	1,390	59,228
Eli Lilly & Co.	790	40,606
Forest Laboratories, Inc. (a)	350	14,886
Mallinckrodt PLC (a)	57	2,488
Merck & Co., Inc.	4,680	221,317
Mylan, Inc. (a)	280	9,895
Pfizer, Inc.	12,630	356,292
		704,712
TOTAL HEALTH CARE		2,009,508
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	66	2,222
General Dynamics Corp.	1,410	117,383
Honeywell International, Inc.	480	38,194
L-3 Communications Holdings, Inc.	720	65,038
Lockheed Martin Corp.	430	52,641
Northrop Grumman Corp.	650	59,976
Raytheon Co.	630	47,508
Rockwell Collins, Inc.	100	7,077
Textron, Inc.	180	4,849
United Technologies Corp.	770	77,077
		471,965
Air Freight & Logistics - 0.4%
FedEx Corp.	220	23,619
United Parcel Service, Inc. Class B	500	42,790
		66,409
Airlines - 0.3%
Alaska Air Group, Inc.	650	36,803
Delta Air Lines, Inc.	490	9,668
Southwest Airlines Co.	510	6,533
		53,004
Building Products - 0.4%
Owens Corning (a)	1,790	67,018
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	$ 27,545
R.R. Donnelley & Sons Co.	1,500	25,020
Republic Services, Inc.	250	8,128
		60,693
Construction & Engineering - 0.1%
Fluor Corp.	110	6,977
KBR, Inc.	110	3,285
Quanta Services, Inc. (a)	140	3,660
URS Corp.	50	2,476
		16,398
Electrical Equipment - 0.3%
Emerson Electric Co.	520	31,392
Rockwell Automation, Inc.	100	9,723
		41,115
Industrial Conglomerates - 2.3%
3M Co.	470	53,383
General Electric Co.	13,853	320,558
		373,941
Machinery - 2.5%
AGCO Corp.	470	26,583
Caterpillar, Inc.	400	33,016
Cummins, Inc.	140	17,248
Deere & Co.	1,269	106,139
Dover Corp.	120	10,206
Illinois Tool Works, Inc.	320	22,870
Ingersoll-Rand PLC	220	13,011
Lincoln Electric Holdings, Inc.	60	3,752
Oshkosh Truck Corp. (a)	10	449
Parker Hannifin Corp.	450	44,978
Pentair Ltd.	400	24,044
Snap-On, Inc.	40	3,744
SPX Corp.	809	59,898
Stanley Black & Decker, Inc.	110	9,379
Timken Co.	670	37,560
WABCO Holdings, Inc. (a)	50	3,900
		416,777
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Dun & Bradstreet Corp.	30	$ 2,984
Manpower, Inc.	60	3,891
		6,875
Road & Rail - 0.2%
CSX Corp.	710	17,473
Norfolk Southern Corp.	230	16,597
		34,070
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	22,820
TOTAL INDUSTRIALS		1,631,085
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	10,660	248,485
Harris Corp.	510	28,881
Juniper Networks, Inc. (a)	350	6,615
		283,981
Computers & Peripherals - 2.2%
Apple, Inc.	185	90,104
EMC Corp.	3,048	78,577
Hewlett-Packard Co.	3,590	80,201
NetApp, Inc.	500	20,770
SanDisk Corp.	170	9,381
Seagate Technology	900	34,488
Western Digital Corp.	900	55,800
		369,321
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	80	3,714
Avnet, Inc.	180	6,941
Corning, Inc.	6,520	91,541
Jabil Circuit, Inc.	140	3,195
Molex, Inc.	110	3,192
TE Connectivity Ltd.	2,053	100,597
Tech Data Corp. (a)	300	14,748
Vishay Intertechnology, Inc. (a)	1,300	15,925
		239,853
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
eBay, Inc. (a)	904	$ 45,191
Yahoo!, Inc. (a)	810	21,967
		67,158
IT Services - 0.5%
Amdocs Ltd.	600	22,116
Computer Sciences Corp.	110	5,517
Global Payments, Inc.	60	2,859
IBM Corp.	117	21,326
The Western Union Co.	390	6,837
Visa, Inc. Class A	100	17,442
		76,097
Office Electronics - 0.3%
Xerox Corp.	4,690	46,806
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	4,700	103,306
KLA-Tencor Corp.	120	6,618
Marvell Technology Group Ltd.	360	4,360
NVIDIA Corp.	410	6,048
Texas Instruments, Inc.	874	33,387
		153,719
Software - 2.7%
Activision Blizzard, Inc.	750	12,240
Adobe Systems, Inc. (a)	700	32,025
CA Technologies, Inc.	330	9,653
Microsoft Corp.	4,620	154,308
Oracle Corp.	4,595	146,397
Symantec Corp.	3,500	89,635
		444,258
TOTAL INFORMATION TECHNOLOGY		1,681,193
MATERIALS - 2.8%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	150	15,321
Albemarle Corp.	60	3,742
Ashland, Inc.	50	4,361
Celanese Corp. Class A	110	5,416
CF Industries Holdings, Inc.	140	26,648
E.I. du Pont de Nemours & Co.	620	35,104
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	900	$ 68,400
Ecolab, Inc.	396	36,175
Huntsman Corp.	1,670	29,225
LyondellBasell Industries NV Class A	420	29,463
NewMarket Corp.	10	2,742
Potash Corp. of Saskatchewan, Inc.	1,500	44,361
Syngenta AG (Switzerland)	75	29,370
The Dow Chemical Co.	925	34,595
Westlake Chemical Corp.	50	5,059
		369,982
Construction Materials - 0.2%
Eagle Materials, Inc.	500	32,080
Containers & Packaging - 0.1%
Ball Corp.	220	9,772
Crown Holdings, Inc. (a)	110	4,781
Owens-Illinois, Inc. (a)	120	3,407
Sonoco Products Co.	70	2,606
		20,566
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	500	15,110
Newmont Mining Corp.	300	9,531
Nucor Corp.	90	4,094
Steel Dynamics, Inc.	150	2,289
		31,024
Paper & Forest Products - 0.1%
Domtar Corp.	250	16,500
TOTAL MATERIALS		470,152
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	3,220	108,933
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	960	31,056
TOTAL TELECOMMUNICATION SERVICES		139,989
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,330	56,924
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Edison International	350	$ 16,062
Entergy Corp.	600	37,938
NextEra Energy, Inc.	900	72,324
Northeast Utilities	220	9,013
Pinnacle West Capital Corp.	80	4,342
Portland General Electric Co.	900	25,929
Westar Energy, Inc.	90	2,800
		225,332
Gas Utilities - 0.2%
Atmos Energy Corp.	70	2,825
UGI Corp.	800	31,360
		34,185
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	2,740	34,825
Multi-Utilities - 0.6%
Alliant Energy Corp.	90	4,465
Ameren Corp.	150	5,072
Integrys Energy Group, Inc.	70	3,914
MDU Resources Group, Inc.	130	3,471
Public Service Enterprise Group, Inc.	1,310	42,470
Sempra Energy	130	10,975
Wisconsin Energy Corp.	527	21,610
		91,977
Water Utilities - 0.0%
American Water Works Co., Inc.	120	4,889
TOTAL UTILITIES		391,208
TOTAL COMMON STOCKS (Cost $12,167,631)		15,107,607
Money Market Funds - 9.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,517,710)	1,517,710	$ 1,517,710
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $13,685,341)		16,625,317
NET OTHER ASSETS (LIABILITIES) - 0.3%		51,159
NET ASSETS - 100%		$ 16,676,476
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
16 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 1,324,960	$ (66,865)

The face value of futures purchased as a percentage of net assets is 7.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,440,936	$ 1,423,008	$ 17,928	$ -
Consumer Staples	1,244,857	1,244,857	-	-
Energy	2,128,563	2,128,563	-	-
Financials	3,970,116	3,970,116	-	-
Health Care	2,009,508	2,009,508	-	-
Industrials	1,631,085	1,631,085	-	-
Information Technology	1,681,193	1,681,193	-	-
Materials	470,152	440,782	29,370	-
Telecommunication Services	139,989	139,989	-	-
Utilities	391,208	391,208	-	-
Money Market Funds	1,517,710	1,517,710	-	-
Total Investments in Securities:	$ 16,625,317	$ 16,578,019	$ 47,298	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (66,865)	$ (66,865)	$ -	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $13,688,431. Net unrealized appreciation aggregated $2,936,886, of which $3,121,527 related to appreciated investment securities and $184,641 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

August 31, 2013

1.934463.101

ASD-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Johnson Controls, Inc. 0.6756% 2/4/14 (d)	$ 1,665,000	$ 1,667,273
Automobiles - 0.7%
Daimler Finance North America LLC:
0.8699% 1/9/15 (c)(d)	5,000,000	5,015,495
0.8856% 3/28/14 (c)(d)	7,385,000	7,398,980
0.945% 8/1/16 (c)(d)	5,000,000	5,000,070
1.0486% 4/10/14 (c)(d)	3,000,000	3,009,033
1.125% 8/1/18 (c)(d)	1,060,000	1,061,532
1.875% 9/15/14 (c)	370,000	374,120
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (c)	1,010,000	1,007,422
Volkswagen International Finance NV:
0.8641% 11/20/14 (c)(d)	13,000,000	13,055,250
0.884% 4/1/14 (c)(d)	7,975,000	7,992,473
1.625% 3/22/15 (c)	1,905,000	1,925,092
		45,839,467
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 5.6% 5/1/15 (c)	330,000	353,624
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (c)	645,000	639,661
2.75% 3/15/17 (c)	520,000	526,338
2.8% 11/1/18 (c)	115,000	114,140
		1,633,763
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18	215,000	210,262
Carnival Corp. 1.2% 2/5/16	540,000	539,130
		749,392
Household Durables - 0.0%
Newell Rubbermaid, Inc. 2% 6/15/15	235,000	238,138
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 6.125% 5/15/14	305,000	315,985
Media - 0.4%
COX Communications, Inc. 5.45% 12/15/14	385,000	405,740
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18	810,000	770,563
3.5% 3/1/16	240,000	249,200
3.55% 3/15/15	500,000	517,287
4.75% 10/1/14	1,890,000	1,966,054
Discovery Communications LLC 3.7% 6/1/15	2,300,000	2,408,072
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.:
2.25% 11/15/17	$ 1,435,000	$ 1,396,855
6.25% 11/15/14	1,800,000	1,890,000
NBC Universal, Inc.:
2.1% 4/1/14	1,320,000	1,332,689
3.65% 4/30/15	1,108,000	1,160,526
NBCUniversal Enterprise, Inc.:
0.8051% 4/15/16 (c)(d)	7,000,000	7,023,107
0.9531% 4/15/18 (c)(d)	740,000	746,212
News America, Inc. 5.3% 12/15/14	1,255,000	1,326,506
Omnicom Group, Inc. 5.9% 4/15/16	690,000	769,037
TCM Sub LLC 3.55% 1/15/15 (c)	2,160,000	2,227,476
Thomson Reuters Corp. 0.875% 5/23/16	615,000	610,400
Time Warner Cable, Inc.:
7.5% 4/1/14	465,000	482,258
8.25% 2/14/14	225,000	232,242
Viacom, Inc. 2.5% 9/1/18	245,000	242,074
		25,756,298
Specialty Retail - 0.1%
AutoZone, Inc.:
5.5% 11/15/15	270,000	295,141
5.75% 1/15/15	220,000	234,406
Staples, Inc. 9.75% 1/15/14	1,385,000	1,428,652
Turlock Corp. 1.5% 11/2/17 (c)	570,000	556,276
		2,514,475
TOTAL CONSUMER DISCRETIONARY		78,714,791
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Coca-Cola Amatil Ltd. 3.25% 11/2/14 (c)	1,715,000	1,759,559
Heineken NV 1.4% 10/1/17 (c)	795,000	770,729
PepsiCo, Inc.:
0.465% 7/30/15 (d)	5,000,000	5,004,810
0.4721% 2/26/16 (d)	5,000,000	5,002,440
Pernod Ricard SA 2.95% 1/15/17 (c)	1,070,000	1,092,090
SABMiller Holdings, Inc. 1.85% 1/15/15 (c)	1,280,000	1,295,749
The Coca-Cola Co. 0.2533% 3/5/15 (d)	895,000	894,867
		15,820,244
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Walgreen Co. 0.7723% 3/13/14 (d)	$ 9,339,000	$ 9,352,047
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.2% 6/15/17	1,725,000	1,763,369
General Mills, Inc.:
0.5638% 1/29/16 (d)	1,994,000	1,991,747
0.6132% 5/16/14 (d)	4,400,000	4,406,886
Kellogg Co. 0.4947% 2/13/15 (d)	1,656,000	1,656,806
Kraft Foods Group, Inc. 1.625% 6/4/15	980,000	993,691
		10,812,499
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16	460,000	463,149
Tobacco - 0.0%
Altria Group, Inc. 8.5% 11/10/13	1,500,000	1,521,551
Reynolds American, Inc. 1.05% 10/30/15	275,000	274,954
		1,796,505
TOTAL CONSUMER STAPLES		38,244,444
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.2047% 6/2/14 (d)	3,774,000	3,791,651
DCP Midstream LLC 9.7% 12/1/13 (c)	990,000	1,010,365
Diamond Offshore Drilling, Inc. 5.15% 9/1/14	35,000	36,501
Ensco PLC 3.25% 3/15/16	2,135,000	2,222,174
Korea National Oil Corp. 4% 10/27/16 (c)	265,000	281,087
Noble Holding International Ltd.:
2.5% 3/15/17	180,000	180,195
3.45% 8/1/15	595,000	617,420
7.375% 3/15/14	160,000	165,483
Rowan Companies, Inc. 5% 9/1/17	370,000	398,959
Transocean, Inc.:
2.5% 10/15/17	800,000	791,724
4.95% 11/15/15	690,000	740,597
5.05% 12/15/16	410,000	448,168
		10,684,324
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
5.75% 6/15/14	1,025,000	1,062,955
5.95% 9/15/16	285,000	319,472
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 995,000	$ 1,150,216
7.625% 3/15/14	60,000	62,117
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,485,000	1,542,906
Canadian Natural Resources Ltd.:
1.45% 11/14/14	855,000	860,987
5.7% 5/15/17	650,000	730,582
CNOOC Finance (2013) Ltd. 1.125% 5/9/16	513,000	508,496
DCP Midstream Operating LP 2.5% 12/1/17	1,110,000	1,090,313
Duke Energy Field Services 5.375% 10/15/15 (c)	850,000	913,795
Energy Transfer Partners LP:
5.95% 2/1/15	1,925,000	2,051,261
6.7% 7/1/18	175,000	203,709
8.5% 4/15/14	430,000	449,173
Enterprise Products Operating LP:
1.25% 8/13/15	825,000	828,666
5.6% 10/15/14	645,000	678,228
Gaz Capital SA (Luxembourg) 4.95% 5/23/16 (c)	1,565,000	1,647,163
Kinder Morgan Energy Partners LP:
3.5% 3/1/16	235,000	247,767
5.125% 11/15/14	685,000	718,979
Magellan Midstream Partners LP 6.45% 6/1/14	665,000	692,930
Marathon Oil Corp. 0.9% 11/1/15	1,295,000	1,291,202
Occidental Petroleum Corp. 1.45% 12/13/13	1,460,000	1,464,012
ONEOK Partners LP 3.25% 2/1/16	1,670,000	1,735,746
Petrobras Global Finance BV:
1.8841% 5/20/16 (d)	7,000,000	6,877,500
2% 5/20/16	1,000,000	981,600
Petrohawk Energy Corp. 7.25% 8/15/18	1,105,000	1,201,135
Petroleos Mexicanos 3.5% 7/18/18	625,000	630,313
Pioneer Natural Resources Co. 5.875% 7/15/16	2,045,000	2,266,858
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	375,000	397,323
Talisman Energy, Inc. 5.125% 5/15/15	1,090,000	1,154,559
Tennessee Gas Pipeline Co. 8% 2/1/16	1,415,000	1,625,787
Total Capital Canada Ltd. 0.6481% 1/15/16 (d)	8,000,000	8,041,744
Total Capital International SA 0.75% 1/25/16	690,000	685,762
TransCanada PipeLines Ltd.:
0.875% 3/2/15	365,000	365,579
0.9531% 6/30/16 (d)	6,670,000	6,711,000
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP 3.8% 2/15/15	$ 1,640,000	$ 1,704,288
Woodside Finance Ltd.:
4.5% 11/10/14 (c)	1,075,000	1,114,665
5% 11/15/13 (c)	260,000	261,984
8.125% 3/1/14 (c)	595,000	614,557
		54,885,329
TOTAL ENERGY		65,569,653
FINANCIALS - 11.1%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (d)	7,678,000	7,595,223
0.7691% 1/12/15 (d)	4,682,000	4,670,426
0.8756% 9/29/14 (d)	10,000,000	10,005,470
1.6% 11/23/15	3,970,000	3,994,368
HSBC Bank PLC:
0.9042% 5/15/18 (c)(d)	1,365,000	1,364,397
1.0676% 1/17/14 (c)(d)	7,000,000	7,020,552
JPMorgan Chase & Co.:
0.8821% 2/26/16 (d)	8,190,000	8,184,529
0.9281% 10/15/15 (d)	28,785,000	28,853,364
1.875% 3/20/15	4,000,000	4,051,692
Merrill Lynch & Co., Inc. 0.7281% 1/15/15 (d)	13,130,000	13,096,453
Morgan Stanley:
0.7481% 10/15/15 (d)	750,000	742,604
1.2233% 12/19/14 (d)	7,000,000	7,004,739
1.5121% 2/25/16 (d)	10,920,000	10,973,803
1.5459% 4/25/18 (d)	1,565,000	1,560,149
State Street Corp. 0.6245% 3/7/14 (d)	1,310,000	1,311,668
The Bank of New York Mellon Corp.:
0.4947% 10/23/15 (d)	5,000,000	4,998,225
0.5053% 3/4/16 (d)	1,305,000	1,302,735
0.5338% 7/28/14 (d)	4,260,000	4,266,433
UBS AG Stamford Branch 1.2638% 1/28/14 (d)	4,591,000	4,607,675
		125,604,505
Commercial Banks - 4.4%
ABN AMRO Bank NV 2.035% 1/30/14 (c)(d)	6,500,000	6,540,105
ANZ Banking Group Ltd. 0.4654% 5/7/15 (c)(d)	3,000,000	3,000,552
ANZ National International Ltd. 1.85% 10/15/15 (c)	1,950,000	1,976,653
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Montreal 0.7452% 9/11/15 (d)	$ 13,000,000	$ 13,065,624
Bank of Nova Scotia:
0.75% 10/9/15	1,200,000	1,196,574
1.3091% 1/12/15 (d)	6,000,000	6,062,760
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.7121% 2/26/16 (c)(d)	10,000,000	10,012,710
3.85% 1/22/15 (c)	2,525,000	2,624,225
BB&T Corp.:
0.9638% 4/28/14 (d)	2,000,000	2,003,924
1.1299% 6/15/18 (d)	975,000	981,375
BNP Paribas 3.0223% 12/20/14 (d)	3,000,000	3,086,091
BNP Paribas SA 2.7% 8/20/18	1,130,000	1,123,883
BPCE SA 2.375% 10/4/13 (c)	2,160,000	2,163,443
Capital One NA 0.7226% 3/22/16 (d)	3,000,000	2,984,922
Commonwealth Bank of Australia:
1.0728% 9/18/15 (c)(d)	4,000,000	4,041,548
1.95% 3/16/15	1,475,000	1,501,254
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (d)	15,500,000	15,550,840
Credit Suisse New York Branch 3.5% 3/23/15	10,000,000	10,423,310
DNB Bank ASA 3.2% 4/3/17 (c)	1,710,000	1,774,595
Fifth Third Bancorp 3.625% 1/25/16	760,000	798,751
Fifth Third Bank 0.6721% 2/26/16 (d)	8,000,000	7,982,242
ING Bank NV 1.9128% 9/25/15 (c)(d)	5,000,000	5,097,020
KeyBank NA 5.8% 7/1/14	7,109,000	7,402,182
KeyCorp. 3.75% 8/13/15	1,045,000	1,099,258
National Australia Bank Ltd. 0.5662% 1/22/15 (c)(d)	7,000,000	7,010,976
National Bank of Canada 1.45% 11/7/17	2,090,000	2,035,365
Nordea Bank AB:
0.7247% 5/13/16 (c)(d)	5,000,000	5,012,185
0.875% 5/13/16 (c)	2,840,000	2,804,693
PNC Bank NA:
0.5738% 1/28/16 (d)	6,613,000	6,591,375
1.3% 10/3/16	1,175,000	1,173,390
PNC Funding Corp. 0.466% 1/31/14 (d)	9,000,000	8,998,776
Rabobank (Netherlands) NV 1.85% 1/10/14	1,740,000	1,749,062
Regions Financial Corp. 5.75% 6/15/15	705,000	756,086
Royal Bank of Canada:
0.4738% 4/29/15 (d)	8,000,000	8,005,384
0.6443% 3/8/16 (d)	10,255,000	10,280,586
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Scotland Group PLC 2.55% 9/18/15	$ 5,945,000	$ 6,059,138
Societe Generale:
2.2% 9/14/13 (c)	3,304,000	3,304,991
2.5% 1/15/14 (c)	1,165,000	1,172,569
Sumitomo Mitsui Banking Corp.:
0.9362% 7/19/16 (d)	5,000,000	5,012,820
1.2162% 7/22/14 (c)(d)	5,639,000	5,675,180
1.9% 1/12/15 (c)	2,100,000	2,126,521
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (c)	1,815,000	1,753,825
SunTrust Banks, Inc. 0.574% 4/1/15 (d)	9,400,000	9,334,162
Svenska Handelsbanken AB 0.7218% 3/21/16 (d)	10,635,000	10,651,197
Swedbank AB 1.75% 3/12/18 (c)	2,505,000	2,435,834
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	4,000,000	3,998,812
0.815% 4/30/18 (d)	1,260,000	1,262,916
U.S. Bancorp 2.2% 11/15/16	2,120,000	2,178,236
U.S. Bank NA 0.5481% 10/14/14 (d)	8,700,000	8,702,958
Union Bank NA:
1.224% 6/6/14 (d)	7,430,000	7,470,887
2.125% 6/16/17	1,330,000	1,322,192
Wachovia Bank NA 0.6456% 11/3/14 (d)	9,951,000	9,969,549
Wells Fargo & Co.:
1.25% 2/13/15	1,710,000	1,718,832
2.1% 5/8/17	1,280,000	1,294,149
Wells Fargo Bank NA:
0.4732% 5/16/16 (d)	10,641,000	10,514,989
0.5364% 7/20/15 (d)	5,000,000	5,003,805
Westpac Banking Corp.:
1.0056% 3/31/14 (c)(d)	3,400,000	3,413,124
1.0328% 9/25/15 (d)	8,000,000	8,083,992
1.125% 9/25/15	1,775,000	1,787,540
		281,159,937
Consumer Finance - 2.4%
American Express Co. 0.8521% 5/22/18 (d)	1,975,000	1,973,641
American Express Credit Corp.:
0.7147% 11/13/15 (d)	10,625,000	10,628,315
0.7738% 7/29/16 (d)	5,000,000	5,010,040
1.3742% 6/12/15 (d)	7,530,000	7,633,824
American Honda Finance Corp.:
0.6371% 5/26/16 (c)(d)	10,395,000	10,399,439
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Honda Finance Corp.: - continued
0.7164% 5/8/14 (c)(d)	$ 4,000,000	$ 4,011,500
1.45% 2/27/15 (c)	1,930,000	1,947,883
Capital One Financial Corp.:
0.9066% 11/6/15 (d)	10,000,000	10,020,200
1.4181% 7/15/14 (d)	13,625,000	13,710,402
2.125% 7/15/14	1,485,000	1,501,933
2.15% 3/23/15	960,000	975,181
Caterpillar Financial Services Corp.:
0.5021% 2/26/16 (d)	3,894,000	3,895,223
0.564% 4/1/14 (d)	1,790,000	1,792,732
0.6164% 2/9/15 (d)	5,000,000	5,019,535
Ford Motor Credit Co. LLC:
1.5164% 5/9/16 (d)	7,000,000	7,011,249
2.75% 5/15/15	1,340,000	1,362,406
3% 6/12/17	765,000	769,937
3.875% 1/15/15	1,355,000	1,395,515
General Electric Capital Corp.:
0.8709% 1/8/16 (d)	20,000,000	20,098,560
0.9191% 7/12/16 (d)	5,000,000	5,008,500
0.9831% 4/2/18 (d)	2,800,000	2,808,820
2.15% 1/9/15	7,000,000	7,137,662
2.375% 6/30/15	1,030,000	1,056,070
HSBC Finance Corp. 0.5181% 1/15/14 (d)	8,500,000	8,501,386
HSBC U.S.A., Inc.:
1.625% 1/16/18	1,260,000	1,220,392
2.375% 2/13/15	835,000	853,923
Hyundai Capital America:
1.625% 10/2/15 (c)	1,095,000	1,094,384
1.875% 8/9/16 (c)	365,000	364,477
John Deere Capital Corp. 0.3391% 1/12/15 (d)	6,825,000	6,827,791
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (c)	1,375,000	1,353,106
PACCAR Financial Corp. 1.6% 3/15/17	1,455,000	1,438,326
Toyota Motor Credit Corp.:
0.4243% 3/10/15 (d)	500,000	500,456
0.4331% 11/21/14 (d)	8,000,000	8,012,464
2% 9/15/16	480,000	490,730
		155,826,002
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 1.2%
Bank of America Corp.:
1.0926% 3/22/16 (d)	$ 570,000	$ 570,722
1.25% 1/11/16	1,065,000	1,058,739
1.5% 10/9/15	3,025,000	3,030,723
1.8191% 7/11/14 (d)	4,310,000	4,356,854
Barclays Bank PLC:
1.3081% 1/13/14 (d)	11,000,000	11,039,468
5.2% 7/10/14	2,880,000	2,986,929
BAT International Finance PLC 8.125% 11/15/13 (c)	2,025,000	2,052,945
Citigroup, Inc.:
0.5456% 11/5/14 (d)	14,047,000	14,006,236
1.064% 4/1/16 (d)	12,724,000	12,753,240
1.2259% 7/25/16 (d)	5,000,000	5,022,740
1.25% 1/15/16	2,000,000	1,982,210
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (c)	605,000	620,637
4.375% 7/27/16 (c)	780,000	825,609
Iberdrola Finance Ireland Ltd. 3.8% 9/11/14 (c)	840,000	860,663
Imperial Tobacco Finance 2.05% 2/11/18 (c)	1,820,000	1,761,405
JPMorgan Chase & Co. 2% 8/15/17	2,510,000	2,492,287
MDC-GMTN BV 5.75% 5/6/14 (c)	540,000	556,196
MetLife Institutional Funding II:
0.6409% 1/6/15 (c)(d)	11,875,000	11,902,514
1.1739% 4/4/14 (c)(d)	575,000	578,145
National Rural Utilities Cooperative Finance Corp. 1% 2/2/15	235,000	236,191
Whirlpool Corp. 8.6% 5/1/14	1,045,000	1,097,542
		79,791,995
Insurance - 0.9%
Ace INA Holdings, Inc.:
5.6% 5/15/15	235,000	253,703
5.875% 6/15/14	305,000	316,861
AFLAC, Inc. 2.65% 2/15/17	215,000	219,820
American International Group, Inc.:
3% 3/20/15	13,425,000	13,808,015
4.25% 9/15/14	2,170,000	2,242,658
Metropolitan Life Global Funding I:
0.7976% 7/15/16 (c)(d)	5,000,000	5,011,380
1.5% 1/10/18 (c)	875,000	847,690
1.7% 6/29/15 (c)	1,220,000	1,235,820
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 0.4681% 1/15/14 (c)(d)	$ 5,000,000	$ 5,001,790
New York Life Global Funding 2.45% 7/14/16 (c)	1,800,000	1,856,581
Pricoa Global Funding I 0.5321% 8/19/15 (c)(d)	10,000,000	9,996,080
Principal Financial Group, Inc. 1.85% 11/15/17	255,000	249,856
Principal Life Global Funding II:
0.6321% 5/27/16 (c)(d)	7,850,000	7,858,666
0.8949% 7/9/14 (c)(d)	3,500,000	3,513,237
1% 12/11/15 (c)	510,000	509,567
1.125% 9/18/15 (c)	710,000	710,529
Prudential Financial, Inc. 3.875% 1/14/15	1,250,000	1,301,333
Sun Life Financial Global Funding III LP 0.5209% 10/6/13 (c)(d)	1,230,000	1,230,452
		56,164,038
Real Estate Investment Trusts - 0.1%
American Tower Corp. 4.625% 4/1/15	2,760,000	2,883,027
Kilroy Realty Corp. 5% 11/3/15	1,205,000	1,293,319
		4,176,346
Real Estate Management & Development - 0.1%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/43 (c)	1,585,000	1,528,848
4.347% 6/15/41 (c)	570,000	600,753
Liberty Property LP 5.65% 8/15/14	1,815,000	1,890,823
Simon Property Group LP 4.2% 2/1/15	355,000	368,908
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	397,088
3.125% 11/30/15	1,020,000	1,065,770
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (c)	1,105,000	1,205,080
		7,057,270
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.523% 1/15/35 (c)	1,795,000	1,867,128
TOTAL FINANCIALS		711,647,221
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Celgene Corp. 1.9% 8/15/17	$ 275,000	$ 273,158
Gilead Sciences, Inc. 2.4% 12/1/14	1,005,000	1,024,554
		1,297,712
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 4.5% 1/15/15	770,000	809,154
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17	590,000	572,202
AmerisourceBergen Corp. 5.875% 9/15/15	1,000,000	1,096,598
Catholic Health Initiatives 1.6% 11/1/17	140,000	136,367
Express Scripts Holding Co.:
2.1% 2/12/15	245,000	248,910
2.75% 11/21/14	1,115,000	1,139,948
Express Scripts, Inc. 3.125% 5/15/16	760,000	790,734
McKesson Corp. 0.95% 12/4/15	405,000	404,839
UnitedHealth Group, Inc.:
0.3871% 8/28/14 (d)	7,000,000	7,000,308
0.85% 10/15/15	450,000	450,114
1.875% 11/15/16	500,000	507,778
WellPoint, Inc.:
1.25% 9/10/15	710,000	713,419
5% 12/15/14	320,000	336,889
5.25% 1/15/16	340,000	370,662
6% 2/15/14	310,000	317,012
		14,085,780
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	1,255,000	1,436,566
Life Technologies Corp. 3.5% 1/15/16	930,000	964,503
		2,401,069
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.0266% 11/6/15 (d)	7,000,000	7,068,026
1.2% 11/6/15	4,115,000	4,126,617
Takeda Pharmaceutical Co. Ltd. 1.031% 3/17/15 (c)	1,645,000	1,651,837
Teva Pharmaceutical Finance Co. BV 1.1664% 11/8/13 (d)	350,000	350,623
Teva Pharmaceutical Finance III BV 0.7718% 3/21/14 (d)	6,000,000	6,011,610
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	$ 710,000	$ 698,123
5% 8/15/14	2,035,000	2,109,646
		22,016,482
TOTAL HEALTH CARE		40,610,197
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co. 5.25% 10/1/14	925,000	963,893
Commercial Services & Supplies - 0.0%
Waste Management, Inc.:
2.6% 9/1/16	480,000	494,020
6.375% 3/11/15	560,000	604,416
		1,098,436
Electrical Equipment - 0.1%
Eaton Corp. 0.6033% 6/16/14 (d)	2,135,000	2,137,993
PPL Electric Utilities Corp. 3.9% 5/1/16 (c)	715,000	747,578
Roper Industries, Inc.:
1.85% 11/15/17	230,000	225,451
2.05% 10/1/18	650,000	633,489
		3,744,511
Industrial Conglomerates - 0.0%
General Electric Co. 0.85% 10/9/15	1,880,000	1,879,303
Road & Rail - 0.0%
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20 (c)	620,000	589,999
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (c)	305,000	308,549
2.875% 7/17/18 (c)	365,000	360,373
		1,258,921
Trading Companies & Distributors - 0.1%
GATX Corp.:
2.375% 7/30/18	255,000	248,237
3.5% 7/15/16	1,180,000	1,228,113
International Lease Finance Corp. 2.2238% 6/15/16 (d)	990,000	975,150
		2,451,500
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (c)	$ 1,615,000	$ 1,639,183
TOTAL INDUSTRIALS		13,035,747
INFORMATION TECHNOLOGY - 0.5%
Computers & Peripherals - 0.1%
Apple, Inc. 0.45% 5/3/16	1,885,000	1,864,936
EMC Corp. 1.875% 6/1/18	1,470,000	1,450,059
Hewlett-Packard Co.:
1.8233% 9/19/14 (d)	270,000	272,912
2.35% 3/15/15	700,000	710,145
2.625% 12/9/14	785,000	800,862
		5,098,914
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. 3.375% 11/1/15	655,000	677,581
IT Services - 0.1%
Fiserv, Inc. 3.125% 6/15/16	1,490,000	1,550,425
The Western Union Co. 1.2632% 8/21/15 (d)	5,000,000	5,007,740
		6,558,165
Office Electronics - 0.2%
Xerox Corp.:
1.0832% 5/16/14 (d)	7,446,000	7,445,978
1.6723% 9/13/13 (d)	5,225,000	5,226,844
2.95% 3/15/17	200,000	203,987
		12,876,809
Semiconductors & Semiconductor Equipment - 0.0%
Altera Corp. 1.75% 5/15/17	730,000	720,505
Broadcom Corp.:
1.5% 11/1/13	500,000	500,699
2.375% 11/1/15	650,000	669,180
		1,890,384
Software - 0.1%
Oracle Corp. 0.8476% 1/15/19 (d)	2,040,000	2,056,120
TOTAL INFORMATION TECHNOLOGY		29,157,973
MATERIALS - 0.4%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17	710,000	712,833
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc. 3% 12/8/16	$ 1,225,000	$ 1,280,200
The Dow Chemical Co. 2.5% 2/15/16	1,930,000	1,992,366
		3,985,399
Construction Materials - 0.0%
CRH America, Inc. 5.3% 10/15/13	515,000	517,559
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20	1,115,000	1,082,887
Metals & Mining - 0.3%
Anglo American Capital PLC 2.15% 9/27/13 (c)	1,110,000	1,110,777
Barrick Gold Finance Co. 4.875% 11/15/14	1,305,000	1,353,157
Barrick Gold Financeco LLC 6.125% 9/15/13	1,355,000	1,356,984
Goldcorp, Inc. 2.125% 3/15/18	530,000	509,899
Rio Tinto Finance (U.S.A.) PLC:
0.8233% 6/19/15 (d)	5,500,000	5,504,906
1.1133% 6/17/16 (d)	5,500,000	5,512,089
1.375% 6/17/16	1,520,000	1,512,140
Teck Resources Ltd. 2.5% 2/1/18	330,000	317,445
		17,177,397
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15	920,000	978,896
TOTAL MATERIALS		23,742,138
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
0.6497% 2/12/16 (d)	18,040,000	18,091,396
0.875% 2/13/15	885,000	886,354
British Telecommunications PLC:
1.3973% 12/20/13 (d)	9,690,000	9,718,818
1.625% 6/28/16	635,000	638,130
2% 6/22/15	8,000,000	8,133,288
SBA Tower Trust:
2.24% 4/16/18 (c)	820,000	798,425
2.933% 12/15/42 (c)	1,825,000	1,819,100
3.598% 4/16/18 (c)	635,000	624,725
Telecom Italia Capital SA 5.25% 11/15/13	1,865,000	1,878,661
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc. 0.474% 3/6/15 (c)(d)	$ 9,275,000	$ 9,263,898
Vivendi SA 2.4% 4/10/15 (c)	875,000	890,348
		52,743,143
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	890,000	901,641
3.625% 3/30/15	645,000	665,409
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17	2,035,000	1,994,560
Rogers Communications, Inc. 6.375% 3/1/14	2,000,000	2,056,298
Vodafone Group PLC 0.6482% 2/19/16 (d)	10,000,000	9,999,490
		15,617,398
TOTAL TELECOMMUNICATION SERVICES		68,360,541
UTILITIES - 0.8%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
1.625% 1/15/14	1,110,000	1,115,218
1.95% 9/1/16	385,000	392,252
Duke Energy Corp.:
1.625% 8/15/17	495,000	488,778
2.15% 11/15/16	1,485,000	1,522,226
3.95% 9/15/14	1,414,000	1,460,755
Duke Energy Industries, Inc. 0.6191% 7/11/16 (d)	5,000,000	5,011,365
EDF SA 5.5% 1/26/14 (c)	495,000	504,227
Enel Finance International SA 3.875% 10/7/14 (c)	1,405,000	1,440,268
Georgia Power Co.:
0.5933% 3/15/16 (d)	510,000	510,131
1.3% 9/15/13	890,000	890,198
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (c)	1,045,000	1,077,393
Mississippi Power Co. 2.35% 10/15/16	360,000	368,763
Monongahela Power Co. 7.95% 12/15/13 (c)	2,645,000	2,696,242
NextEra Energy Capital Holdings, Inc.:
1.2% 6/1/15	420,000	421,531
1.611% 6/1/14	1,175,000	1,183,045
Northeast Utilities 1.0223% 9/20/13 (d)	1,871,000	1,871,550
Pennsylvania Electric Co. 5.125% 4/1/14	3,000,000	3,072,474
PPL Capital Funding, Inc. 1.9% 6/1/18	350,000	340,089
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 295,000	$ 295,000
Southern Co. 1.95% 9/1/16	485,000	492,562
		25,154,067
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (c)	1,330,000	1,396,109
Independent Power Producers & Energy Traders - 0.0%
Black Hills Corp. 9% 5/15/14	345,000	363,089
PSEG Power LLC 2.75% 9/15/16	425,000	439,958
		803,047
Multi-Utilities - 0.4%
CMS Energy Corp.:
2.75% 5/15/14	885,000	898,472
4.25% 9/30/15	1,255,000	1,324,056
Dominion Resources, Inc.:
1.8% 3/15/14	65,000	65,410
1.95% 8/15/16	540,000	548,922
2.25% 9/1/15	515,000	527,873
DTE Energy Co. 7.625% 5/15/14	110,000	115,266
NiSource Finance Corp. 5.4% 7/15/14	1,890,000	1,963,202
Sempra Energy:
1.0333% 3/15/14 (d)	16,700,000	16,737,959
2% 3/15/14	160,000	161,153
		22,342,313
TOTAL UTILITIES		49,695,536
TOTAL NONCONVERTIBLE BONDS (Cost $1,119,041,645)		1,118,778,241
U.S. Government and Government Agency Obligations - 0.8%

U.S. Government Agency Obligations - 0.5%
Fannie Mae:
0.5% 7/2/15	1,275,000	1,276,372
0.625% 8/26/16	5,615,000	5,568,923
0.75% 12/19/14	2,465,000	2,479,539
0.875% 8/28/14	7,500,000	7,550,925
2.75% 2/5/14	9,505,000	9,614,773
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 0.5% 11/20/15	$ 5,465,000	$ 5,456,682
Freddie Mac 0.5% 4/17/15	2,180,000	2,184,545
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,131,759
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	2,731,209	2,796,613
2% 7/15/14	14,963,134	15,395,706
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		18,192,319
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,384,975)		52,324,078
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.9%
1.861% 10/1/33 (d)	128,663	132,732
1.962% 6/1/37 (d)	56,695	59,287
2.408% 7/1/35 (d)	51,185	53,945
2.532% 12/1/35 (d)	24,881	26,110
2.613% 8/1/37 (d)	34,771	36,890
2.795% 1/1/37 (d)	34,566	36,616
3% 1/1/27	850,362	869,362
3.04% 12/1/36 (d)	36,115	38,448
3.5% 10/1/25 to 3/1/27	7,264,583	7,587,801
4% 2/1/25 to 10/1/41	10,451,810	10,955,540
4.097% 8/1/38 (d)	43,837	46,297
4.5% 5/1/19 to 11/1/26	8,296,835	8,804,313
4.5% 1/1/27	339,662	359,683
4.755% 5/1/38 (d)	158,464	167,191
4.816% 4/1/38 (d)	63,448	66,947
4.83% 5/1/38 (d)	168,763	177,822
4.907% 5/1/38 (d)	295,847	316,509
5% 11/1/18 to 4/1/38	5,267,076	5,639,746
5.5% 5/1/16 to 5/1/40	14,915,673	16,151,754
6% 1/1/22 to 1/1/41	3,654,102	3,995,211
TOTAL FANNIE MAE		55,522,204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.1%
2.387% 6/1/38 (d)	$ 146,422	$ 153,321
2.472% 11/1/34 (d)	30,205	32,114
2.503% 10/1/36 (d)	305,247	324,621
2.633% 5/1/37 (d)	44,609	46,941
2.687% 2/1/37 (d)	40,504	43,365
2.697% 9/1/35 (d)	42,429	44,325
2.728% 7/1/35 (d)	66,048	69,646
2.742% 2/1/37 (d)	36,733	38,595
3.063% 2/1/37 (d)	60,085	64,018
3.089% 5/1/38 (d)	60,709	63,952
4.5% 10/1/19 to 12/1/26	2,124,776	2,243,946
4.57% 7/1/38 (d)	48,535	50,837
4.679% 7/1/38 (d)	97,663	102,276
4.683% 6/1/38 (d)	125,093	130,993
5% 10/1/18 to 12/1/23	1,487,789	1,580,826
5.353% 2/1/38 (d)	129,517	137,839
5.5% 11/1/21 to 10/1/38	354,769	380,850
5.911% 12/1/36 (d)	27,244	29,229
6% 5/1/17 to 8/1/22	155,411	170,422
6.128% 11/1/36 (d)	12,335	13,330
TOTAL FREDDIE MAC		5,721,446
Ginnie Mae - 0.1%
3% 9/20/27	2,098,728	2,148,909
3.5% 3/20/43 to 4/20/43	2,633,306	2,657,376
4.5% 9/20/40	575,051	613,373
5% 3/20/41	66,322	71,853
6% 7/15/36	783,333	873,729
TOTAL GINNIE MAE		6,365,240
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $68,569,577)		67,608,890
Asset-Backed Securities - 6.4%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	1,302,855	1,307,266
Series 2012-1 Class A3, 0.93% 2/16/16	450,443	451,887
Series 2012-2 Class A3, 0.74% 4/15/16	5,000,000	5,005,185
Series 2012-4 Class A2, 0.48% 5/15/15	2,929,050	2,927,663
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A2, 0.51% 12/22/14	$ 3,332,839	$ 3,332,388
Class A3, 0.57% 8/20/15	8,525,000	8,521,919
Series 2013-SN1:
Class A2, 0.52% 5/20/15	8,000,000	7,996,707
Class A4, 0.9% 5/22/17	625,000	624,045
Ally Master Owner Trust:
Series 2011-1:
Class A1, 1.0541% 1/15/16 (d)	6,524,000	6,536,989
Class A2, 2.15% 1/15/16	160,000	160,893
Series 2012-1 Class A1, 0.9841% 2/15/17 (d)	3,655,000	3,671,057
Series 2012-2 Class A, 0.6841% 3/15/16 (d)	5,000,000	5,003,855
Series 2012-3 Class A2, 1.21% 6/15/17	5,000,000	5,013,160
Series 2013-1:
Class A1, 0.6341% 2/15/18 (d)	8,000,000	7,990,153
Class A2, 1% 2/15/18	240,000	238,682
American Express Credit Account Master Trust:
Series 2009-2 Class A, 1.4341% 3/15/17 (d)	1,300,000	1,313,244
Series 2011-1 Class A, 0.3541% 4/17/17 (d)	1,060,000	1,060,672
Series 2012-2:
Class B, 0.99% 3/15/18	1,010,000	1,010,157
Class C, 1.29% 3/15/18 (c)	1,155,000	1,153,535
Series 2013-1 Class A, 0.611% 2/16/21 (d)	570,000	570,056
AmeriCredit Auto Receivables Trust:
Series 2011-2 Class B, 2.33% 3/8/16	1,950,000	1,963,416
Series 2012-1:
Class A2, 0.91% 10/8/15	1,170,847	1,171,752
Class B, 1.73% 2/8/17	585,000	592,661
Series 2012-2:
Class A2, 0.76% 10/8/15	2,592,240	2,593,871
Class A3, 1.05% 10/11/16	1,585,000	1,588,578
Americredit Auto Receivables Trust Series 2012-4 Class A2, 0.49% 4/8/16	1,939,421	1,938,779
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A2, 0.51% 1/8/16	7,325,912	7,323,326
Series 2013-2 Class B, 1.19% 5/8/18	1,190,000	1,173,213
Series 2013-4 Class A2, 0.74% 11/8/16	5,000,000	4,999,728
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	580,000	581,230
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	53,976	54,078
Asset-Backed Securities - continued
	Principal Amount	Value
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (c)(d)	$ 9,740,000	$ 9,739,538
BMW Vehicle Lease Trust:
Series 2012-1 Class A2, 0.59% 6/20/14	447,907	447,956
Series 2013-1 Class A3, 0.54% 9/21/15	1,050,000	1,047,906
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.6341% 1/16/18 (c)(d)	1,175,000	1,193,813
Capital Auto Receivables Asset Trust Series 2013-1 Class A3, 0.79% 6/20/17	1,240,000	1,232,918
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3641% 2/15/19 (d)	15,000,000	14,951,874
Carmax Auto Owner Trust:
Series 2010-1:
Class B, 3.75% 12/15/15	425,000	431,183
Class C, 4.88% 8/15/16	270,000	275,324
Series 2010-2:
Class A3, 1.41% 2/16/15	12,760	12,765
Class A4, 2.04% 10/15/15	510,000	513,671
Series 2011-2 Class A3, 0.91% 12/15/15	758,749	760,098
Series 2012-1 Class A3, 0.89% 9/15/16	555,000	556,715
Series 2012-2 Class A3, 0.84% 3/15/17	835,000	837,217
Series 2012-3:
Class A2, 0.43% 9/15/15	3,250,981	3,250,955
Class A3, 0.52% 7/17/17	965,000	962,216
Series 2013-3 Class A2, 0.59% 8/15/16	7,000,000	7,000,058
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A6, 3.717% 10/25/14	9,106	9,072
Chase Issuance Trust:
Series 2012-A6 Class A, 0.3141% 8/15/17 (d)	2,293,000	2,290,293
Series 2012-A9 Class A9, 0.3341% 10/16/17 (d)	10,000,000	9,987,648
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	955,473	955,663
Class A3, 1.1% 8/22/16 (c)	765,000	766,477
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2905% 4/24/17 (d)	10,000,000	9,984,983
CNH Equipment Trust:
Series 2011-B Class A3, 0.91% 8/15/16	647,435	648,178
Series 2012-A Class A3, 0.94% 5/15/17	1,019,192	1,021,294
Series 2012-C Class A3, 0.57% 12/15/17	525,000	522,572
Series 2012-D Class A2, 0.51% 4/15/16	11,000,000	10,996,293
Series 2013-A Class A3, 0.69% 6/15/18	1,800,000	1,791,766
Series 2013-B Class A2, 0.44% 10/17/16	6,000,000	5,987,758
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.79% 8/15/19 (c)(d)	$ 645,000	$ 644,993
Discover Card Master Trust:
Series 2011-A1 Class A1, 0.5341% 8/15/16 (d)	1,735,000	1,736,159
Series 2012-A2 Class A2, 0.3341% 10/17/16 (d)	11,600,000	11,595,142
Series 2012-A5 Class A5, 0.391% 1/16/18 (d)	10,000,000	9,989,311
Enterprise Fleet Financing LLC:
Series 2013-1 Class A2, 0.68% 9/20/18 (c)	1,130,000	1,128,804
Series 2013-2 Class A2, 1.06% 3/20/19 (c)	595,000	594,900
Ford Credit Auto Lease Trust:
Series 2011-A Class A4, 1.34% 9/15/14	240,000	240,301
Series 2012-A:
Class A2, 0.63% 4/15/14	207,303	207,301
Class A3, 0.85% 1/15/15	315,000	315,439
Class A4, 1.03% 4/15/15	2,410,000	2,422,168
Series 2012-B:
Class B, 1.1% 12/15/15 (c)	230,000	228,007
Class C, 1.5% 3/15/17 (c)	290,000	288,955
Series 2013-A Class A2, 0.46% 5/15/15	4,000,000	3,997,593
Ford Credit Auto Owner Trust:
Series 2009-E Class A4, 2.42% 11/15/14	248,009	248,722
Series 2010-A Class D, 4.05% 10/15/16	240,000	247,218
Series 2012-D Class A2, 0.4% 9/15/15	5,774,772	5,773,349
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (c)	1,170,000	1,227,326
Class C, 4.99% 2/15/17 (c)	720,000	753,777
Series 2010-5 Class A1, 1.5% 9/15/15	970,000	970,635
Series 2012-1 Class A, 0.6541% 1/15/16 (d)	15,538,000	15,548,115
Series 2012-4 Class A1, 0.74% 9/15/16	6,120,000	6,126,196
Series 2013-3Q Class A2, 0.4841% 6/15/17 (d)	4,000,000	3,992,839
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,995,000	3,009,877
Series 2012-4 Class A, 0.4841% 6/15/18 (d)	17,275,000	17,273,761
GE Dealer Floorplan Master Note Trust:
Series 2011-1 Class A, 0.7841% 7/20/16 (d)	880,000	881,329
Series 2012-4 Class A, 0.6241% 10/20/17 (d)	825,000	825,053
Series 2013-1 Class A, 0.5915% 4/20/18 (d)	2,310,000	2,297,836
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20	700,000	696,858
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (c)	1,300,000	1,303,244
Series 2012-1A Class A2, 0.85% 11/21/14 (c)	577,948	578,346
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC: - continued
Series 2013-1A Class A2, 0.73% 1/25/16 (c)	$ 5,175,000	$ 5,170,661
GE Equipment Transportation LLC:
Series 2012-1 Class A3, 0.99% 11/23/15	250,000	250,459
Series 2012-2 Class A3, 0.62% 7/25/16	3,905,000	3,892,560
Huntington Auto Trust:
Series 2011-1A Class A3, 1.01% 1/15/16 (c)	544,726	546,164
Series 2012-1 Class A3, 0.81% 9/15/16	1,775,000	1,779,145
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	5,000,000	5,013,250
Series 2013-A Class A2, 0.51% 9/15/15 (c)	7,000,000	6,996,044
Series 2013-B Class A2, 0.75% 3/15/16 (c)	5,000,000	4,999,540
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	255,822	257,057
Series 2012-A Class A3, 0.72% 3/15/16	256,314	256,801
Series 2012-C Class A4, 0.73% 6/15/18	475,000	470,612
Series 2013-A Class A4, 0.97% 9/17/18	1,010,000	995,509
Series 2013-B Class A2, 0.52% 3/15/16	5,660,000	5,659,362
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.541% 5/15/18 (c)(d)	1,790,000	1,780,322
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	1,244,000	1,256,011
Series 2012-B Class A2, 0.43% 2/17/15	4,564,162	4,566,417
Series 2013-A Class A3, 0.6% 3/15/17	2,850,000	2,838,037
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A4, 1.24% 7/17/17 (c)	420,000	420,583
Series 2012-A:
Class A3, 0.88% 11/17/14	533,268	533,769
Class A4, 1.07% 11/15/17	470,000	471,296
Series 2013-A:
Class A2, 0.39% 6/15/15	7,250,000	7,244,458
Class A4, 0.72% 12/17/18	1,195,000	1,194,313
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (c)	1,155,000	1,148,242
Series 2012-BA Class A, 0.4541% 11/15/16 (c)(d)	7,630,000	7,615,298
Motor PLC:
Series 2012A Class A1C, 1.286% 2/25/20 (c)	255,000	254,846
Series 2013-1 Class A1, 0.69% 2/25/21 (c)(d)	1,034,333	1,034,339
MVW Owner Trust Series 2013-1A Class A, 2.15% 4/20/30 (c)	290,000	290,018
Navistar Financial Dealer Note Master Trust Series 2013-1 Class A, 0.86% 1/25/18 (c)(d)	1,280,000	1,282,407
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2011-B Class A3, 0.92% 2/16/15	$ 512,570	$ 513,110
Series 2012-A:
Class A3, 0.98% 5/15/15	570,000	571,307
Class A4, 1.13% 5/15/17	835,000	838,788
Series 2013-A Class A2A, 0.45% 9/15/15	7,000,000	6,988,332
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16	1,675,000	1,672,428
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.661% 5/15/17 (d)	6,927,000	6,943,701
Series 2013-A Class A, 0.491% 2/15/18 (d)	7,050,000	7,041,251
Porsche Innovative Lease Owner Trust:
Series 2011-1 Class A4, 1.26% 11/20/17 (c)	445,000	445,829
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	2,093,796	2,093,342
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	32,393	31,111
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	681,004	681,651
Series 2012-2 Class A2, 0.91% 5/15/15	1,220,797	1,221,113
Series 2012-3 Class A2, 0.83% 4/15/15	451,166	451,264
Series 2013-1 Class A2, 0.48% 2/16/16	1,948,476	1,947,297
Series 2013-2 Class A2, 0.47% 3/15/16	3,915,705	3,913,635
Series 2013-3 Class A2, 0.55% 9/15/16	5,000,000	4,990,858
Sierra Receivables Funding Co. LLC Series 2013-1A Class A, 1.59% 11/20/29 (c)	445,911	442,115
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.3159% 7/25/16 (d)	170,328	171,457
Series 2012-6 Class A1, 0.3441% 2/27/17 (d)	3,173,557	3,169,575
Series 2012-7 Class A2, 0.4641% 9/25/19 (d)	4,485,000	4,467,047
Series 2013-1 Class A2, 0.4341% 9/25/19 (d)	8,310,000	8,248,803
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (c)	1,165,000	1,174,062
Series 2012-4US Class A3A, 0.97% 3/14/17	670,000	667,729
Series 2013-1US Class A3A, 0.84% 9/14/16	555,000	552,812
Series 2013-2US Class A4A, 1.18% 2/14/19	435,000	423,786
Toyota Auto Receivables Owner Trust:
Series 2010-B Class A4, 1.47% 1/17/17	152,016	152,162
Series 2012-A Class A3, 0.75% 2/16/16	530,000	530,836
Series 2013-A Class A4, 0.69% 11/15/18	815,000	806,774
Wheels SPV LLC Series 2012-1 Class A2, 1.19% 3/20/21 (c)	575,816	577,813
Asset-Backed Securities - continued
	Principal Amount	Value
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19	$ 745,000	$ 785,064
World Omni Auto Lease Securitization Trust Series 2012-A:
Class A2, 0.71% 1/15/15	1,435,704	1,436,198
Class A3, 0.93% 11/16/15	1,040,000	1,043,005
Class A4, 1.06% 11/15/17	365,000	366,736
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	1,363,407	1,363,756
Series 2013-A Class A2, 0.43% 5/16/16	5,000,000	4,998,867
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.541% 2/15/18 (c)(d)	1,175,000	1,175,235
TOTAL ASSET-BACKED SECURITIES (Cost $413,011,755)		412,306,272
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.9254% 2/25/34 (d)	36,889	37,003
Series 2004-H Class 2A2, 3.1041% 9/25/34 (d)	111,496	109,338
Citicorp Mortgage Securities, Inc. Series 2003-11 Class 2A10, 5.5% 12/25/33	11,425	11,403
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6662% 10/18/54 (c)(d)	625,000	633,674
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3241% 12/20/54 (c)(d)	1,526,605	1,498,515
Series 2007-1 Class 3A1, 0.3841% 12/20/54 (d)	1,707,292	1,675,878
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (d)	808,049	794,765
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (d)	76,507	75,250
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (d)	1,514,488	1,489,586
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (d)	1,081,440	1,063,663
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.9181% 10/15/54 (c)(d)	1,900,000	1,929,778
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7414% 12/22/54 (c)(d)	1,045,000	1,045,005
Sequoia Mortgage Trust Series 2010-H1 Class A1, 3.75% 2/25/40 (d)	19,499	19,093
Silverstone Master Issuer PLC 0.8903% 1/21/55 (c)(d)	375,000	381,262
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.9354% 9/25/35 (d)	85,949	85,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-G Class A3, 4.7505% 6/25/34 (d)	$ 113,768	$ 113,414
Series 2005-AR2:
Class 2A2, 2.6808% 3/25/35 (d)	52,449	52,178
Class 3A1, 2.6622% 3/25/35 (d)	56,586	56,859
TOTAL PRIVATE SPONSOR		11,072,253
U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6841% 4/25/33 (d)	3,636,651	3,682,316
Series 2003-44 Class FH, 0.9341% 6/25/33 (d)	2,289,414	2,323,437
Series 2003-48 Class FA, 0.9341% 6/25/33 (d)	3,018,226	3,064,027
Series 2006-33 Class CF, 0.4841% 5/25/36 (d)	379,040	379,617
Series 2012-79 Class FM, 0.6341% 7/25/42 (d)	2,119,996	2,137,397
floater planned amortization class:
Series 2004-52 Class PF 0.6341% 12/25/33 (d)	7,045,889	7,093,906
Series 2005-90 Class FC, 0.4341% 10/25/35 (d)	273,580	274,182
sequential payer:
Series 2009-69 Class EA, 5% 10/25/36	751,174	752,881
Series 2012-114 Class DF, 0.5841% 8/25/39 (d)	56,732	57,048
sequential payer floater:
Series 2005-74 Class DF, 0.5341% 7/25/35 (d)	8,519,461	8,539,319
Series 2005-83 Class FP, 0.5141% 10/25/35 (d)	9,821,536	9,826,940
Series 2011-23 Class AB, 2.75% 6/25/20	186,163	191,413
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6341% 5/15/36 (d)	186,895	189,388
Series 2011-3913 Class FA, 0.6841% 8/15/41 (d)	1,059,397	1,073,818
Series 2012-4077 Class MF, 0.6841% 7/15/42 (d)	2,310,338	2,318,151
Series 2711 Class FC, 1.0841% 2/15/33 (d)	686,981	699,995
Series 3879 Class AF, 0.6141% 6/15/41 (d)	1,277,057	1,282,546
floater planned amortization class:
Series 2953 Class LF, 0.4841% 12/15/34 (d)	4,474,030	4,481,152
Series 3102 Class FD, 0.4841% 1/15/36 (d)	764,456	766,830
Series 3117 Class JF, 0.4841% 2/15/36 (d)	303,506	304,103
Series 4020 Class EF 0.6341% 2/15/42 (d)	7,368,802	7,360,659
Series 4057 Class EF, 0.5341% 12/15/41 (d)	22,753,310	22,782,935
floater sequential payer:
Series 2601 Class GF, 0.5341% 11/15/17 (d)	278,211	278,464
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
Series 2828 Class TF, 0.6341% 10/15/30 (d)	$ 5,532,124	$ 5,558,728
Series 3046 Class F, 0.5541% 3/15/33 (d)	4,299,444	4,287,236
Series 3325:
Class FM, 0.6141% 5/15/37 (d)	693,757	696,574
Class FN, 0.6141% 5/15/37 (d)	693,757	696,574
planned amortization class Series 3081 Class CP 5.5% 10/15/34	852,306	872,741
sequential payer Series 2582 Class CG, 4% 11/15/17	67,881	68,061
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7919% 11/16/39 (d)	525,599	530,109
Series 2009-116 Class KF, 0.7219% 12/16/39 (d)	466,531	469,594
Series 2009-127 Class FA, 0.7341% 9/20/38 (d)	600,099	604,040
Series 2010-9 Class FA, 0.7119% 1/16/40 (d)	701,192	705,442
Series 2012-113 Class FJ, 0.4341% 1/20/42 (d)	1,139,947	1,142,151
Series 2012-149 Class LF, 0.4341% 12/20/42 (d)	1,092,685	1,089,911
Series 2012-84 Class FH, 0.6419% 7/16/42 (d)	3,725,077	3,754,084
Series 2012-97 Class JF, 0.4419% 8/16/42 (d)	1,027,933	1,033,148
Series 2013-37 Class F, 0.4541% 3/20/43 (d)	752,742	752,318
Series 2013-9 Class F, 0.4341% 1/20/43 (d)	1,890,242	1,894,798
floater planned amortization class Series 2004-80 Class FM, 0.4841% 7/20/34 (d)	2,189,657	2,192,844
floater sequential payer Series 2010-120 Class FB 0.4841% 9/20/35 (d)	500,044	501,739
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	192,777	195,362
Series 2010-99 Class PT, 3.5% 8/20/33	245,132	248,857
TOTAL U.S. GOVERNMENT AGENCY		107,154,835
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $118,359,313)		118,227,088
Commercial Mortgage Securities - 0.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	420,000	442,775
Series 2006-2 Class A4, 5.7296% 5/10/45 (d)	750,000	819,308
Series 2006-4 Class A4, 5.634% 7/10/46	370,000	403,613
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2004-6 Class A4, 4.625% 12/10/42 (d)	$ 180,000	$ 181,944
Series 2006-1 Class A4, 5.372% 9/10/45 (d)	1,520,000	1,641,416
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (c)(d)	1,720,000	1,722,465
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	448,735	470,524
Series 2006-PW14 Class A4, 5.201% 12/11/38	625,000	683,819
Series 2007-PW17 Class AAB, 5.703% 6/11/50	384,994	397,980
Series 05-PWR7 Class A3, 5.116% 2/11/41	1,115,000	1,168,455
Series 2004-T14 Class A4, 5.2% 1/12/41	142,262	143,837
Series 2006-T24 Class A4, 5.537% 10/12/41	1,000,000	1,101,721
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.351% 5/15/30 (c)(d)	1,730,000	1,725,675
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4, 5.442% 4/15/40 (d)	357,411	363,628
COMM Mortgage Trust Series 2004-LB3A Class A5, 5.3541% 7/10/37 (d)	960,000	979,112
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44	191,085	191,371
Series 2005-C6 Class A5B, 5.167% 6/10/44 (d)	210,000	221,038
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (d)	371,383	384,745
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	331,069	334,776
Del Coronado Trust floater Series 2013-HDC Class A, 0.992% 3/15/26 (c)(d)	1,500,000	1,495,411
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (c)(d)	850,000	849,220
Class A2FL, 0.8859% 12/5/31 (c)(d)	1,110,000	1,101,870
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	1,505,000	1,495,018
Series K712 Class A1, 1.369% 5/25/19	2,049,053	2,034,247
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class A3, 4.569% 8/10/42	42,867	43,229
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8603% 7/10/38 (d)	915,000	1,004,638
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (c)(d)	225,897	226,037
Series 2006-GG6 Class A4, 5.553% 4/10/38 (d)	370,000	399,133
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.035% 11/8/29 (c)(d)	$ 1,840,000	$ 1,824,003
GS Mortgage Securities Trust:
sequential payer:
Series 2011-GC3 Class A1, 2.331% 3/10/44 (c)	940,168	952,741
Series 2013-GC13 Class A1, 1.206% 7/10/46	577,899	574,792
Series 2007-GG10 Class A3, 5.7995% 8/10/45 (d)	525,000	560,162
Series 2012-GC6 Class A1, 1.282% 1/10/45	63,115	63,222
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A1, 1.2604% 8/15/46	1,110,000	1,104,166
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	423,513	422,962
Series 11-C4 Class A1, 1.5251% 7/15/46 (c)	329,143	330,635
Series 2004-C1 Class A3, 4.719% 1/15/38	227,631	229,201
Series 2004-PNC1 Class A4, 5.3648% 6/12/41 (d)	245,000	251,287
Series 2012-C6 Class A1, 1.0305% 5/15/45	148,653	148,065
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.9841% 4/15/28 (c)(d)	1,640,000	1,627,750
Series 2004-CBX Class A6, 4.899% 1/12/37	340,000	352,081
Series 2005-LDP2 Class A3A, 4.678% 7/15/42	104,603	105,099
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (d)	22,093	22,572
Series 2011-C3 Class A1, 1.8748% 2/15/46 (c)	507,312	510,344
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31	375,000	402,639
Series 2004-C1 Class A4, 4.568% 1/15/31	182,575	185,299
Series 2005-C7 Class A4, 5.197% 11/15/30	1,519,347	1,618,509
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8915% 6/12/46 (d)	465,000	511,285
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.284% 10/15/20 (c)(d)	673,556	668,804
sequential payer:
Series 2005-HQ6 Class A4A, 4.989% 8/13/42	445,000	470,124
Series 2005-IQ9 Class A5, 4.7% 7/15/56	1,105,000	1,144,851
Series 2005-T17 Class A5, 4.78% 12/13/41	218,764	225,938
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,305,952	1,426,038
Series 2008-T29 Class A3, 6.2804% 1/11/43 (d)	568,452	590,502
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (d)	180,000	188,982
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14 Class A4, 5.088% 8/15/41 (d)	$ 95,000	$ 97,378
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C4 Class A1, 1.607% 6/15/44 (c)	670,894	675,647
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,106,775)		39,312,083
Municipal Securities - 0.2%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16	1,475,000	1,458,716
Illinois Gen. Oblig.:
Series 2010, 4.071% 1/1/14	6,780,000	6,844,274
Series 2011, 4.026% 3/1/14	2,050,000	2,078,044
TOTAL MUNICIPAL SECURITIES (Cost $10,398,999)		10,381,034
Foreign Government and Government Agency Obligations - 0.2%

Ontario Province 0.4231% 4/1/15 (d) (Cost $10,006,708)	10,000,000	10,014,130
Certificates of Deposit - 0.0%

Bank of Nova Scotia yankee 0.7647% 2/10/14 (d) (Cost $2,000,000)	2,000,000	2,005,538
Commercial Paper - 0.1%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $4,987,167)	5,000,000	4,993,849
Fixed-Income Funds - 2.1%
	Shares
Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (b) (Cost $136,621,477)	13,652,407	135,704,922
Short-Term Funds - 59.3%
	Shares	Value
Short-Term Funds - 59.3%
Baird Short-Term Bond Fund - Institutional Class	3,881,154	$ 37,569,567
Delaware Limited-Term Diversified Income Fund - Class A	21,436,967	182,642,955
Fidelity Conservative Income Bond Fund Institutional Class (b)	42,569,926	427,402,060
Fidelity Short-Term Bond Fund (b)	88,275,882	754,758,792
Janus Short-Term Bond Fund - Class T	94,895,210	290,379,341
JPMorgan Short Duration Bond Fund - Select Class Shares	34,099,471	371,343,241
Metropolitan West Low Duration Bond Fund	48,717,715	426,767,183
PIMCO Short-Term Fund	118,483,743	1,162,325,526
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	28,231,190	136,074,335
TOTAL SHORT-TERM FUNDS (Cost $3,801,374,494)		3,789,263,000
Money Market Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.06% (a)(b)	595,901,697	595,901,697
SSgA US Treasury Money Market Fund, 0% (a)	40,621,207	40,621,207
TOTAL MONEY MARKET FUNDS (Cost $636,522,904)		636,522,904
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,413,385,789)		6,397,442,029
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,502,564)
NET ASSETS - 100%		$ 6,391,939,465
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,517,469 or 5.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 366,340,517	$ 61,055,375	$ -	$ 560,381	$ 427,402,060
Fidelity Floating Rate High Income Fund	83,209,298	53,182,027	-	850,379	135,704,922
Fidelity Institutional Money Market Portfolio Institutional Class	595,053,053	73,885,762	73,037,117	169,007	595,901,697
Fidelity Short-Term Bond Fund	757,273,268	57,487,795	56,439,561	1,424,960	754,758,792
Total	$ 1,801,876,136	$ 245,610,959	$ 129,476,678	$ 3,004,727	$ 1,913,767,471
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,118,778,241	$ -	$ 1,118,778,241	$ -
U.S. Government and Government Agency Obligations	52,324,078	-	52,324,078	-
U.S. Government Agency - Mortgage Securities	67,608,890	-	67,608,890	-
Asset-Backed Securities	412,306,272	-	412,306,272	-
Collateralized Mortgage Obligations	118,227,088	-	118,227,088	-
Commercial Mortgage Securities	39,312,083	-	39,312,083	-
Municipal Securities	10,381,034	-	10,381,034	-
Foreign Government and Government Agency Obligations	10,014,130	-	10,014,130	-
Certificates of Deposit	2,005,538	-	2,005,538	-
Commercial Paper	4,993,849	-	4,993,849	-
Fixed-Income Funds	135,704,922	135,704,922	-	-
Short-Term Funds	3,789,263,000	3,789,263,000	-	-
Money Market Funds	636,522,904	636,522,904	-	-
Total Investments in Securities:	$ 6,397,442,029	$ 4,561,490,826	$ 1,835,951,203	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $6,413,085,746. Net unrealized depreciation aggregated $15,643,717, of which $14,800,662 related to appreciated investment securities and $30,444,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2013